UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21153
                                                     ---------------------

               Nuveen Maryland Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31, 2003
                                           ------------------

                  Date of reporting period: November 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT November 30, 2003

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                   NUVEEN MARYLAND PREMIUM INCOME MUNICIPAL FUND
                                                                             NMY

                               NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFM

                             NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NZR

                             NUVEEN MARYLAND DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NWI

                                   NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
                                                                             NPV

                               NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NGB

                             NUVEEN VIRGINIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NNB

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.


DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY

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Registering is easy and only takes a few minutes (see instructions at right).


--------------------------------------------------------------------------------
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a
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--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3    Click Submit. Confirm the information you just entered is correct, then
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5    Use this same process if you need to change your registration information or cancel internet viewing.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3    You'll be taken to a screen that asks for your Social Security number and
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4    You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
  SHAREHOLDER

I am very pleased to report that for the six months ended November 30, 2003, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

Your Nuveen Fund is managed with a value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 15, 2004

Nuveen Maryland and Virginia Municipal Closed-End Exchange-Traded Funds (NMY, NFM, NZR, NWI, NPV, NGB, NNB)

Portfolio Manager's
               COMMENTS

Portfolio manager Paul Brennan discusses national and state economic and market conditions, key investment strategies, and the recent performance of these seven Nuveen Funds. Paul, who has 12 years of investment experience, has managed NMY and NPV since 1999, NFM, NZR, NGB, and NNB since 2001, and NWI since its inception in 2002.


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED NOVEMBER 30, 2003?

Over the past six month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the overall pace of economic improvement. In June 2003, the Federal Reserve reduced the fed funds rate to 1.0%, the lowest level since 1958. The Fed's accommodative monetary policy, coupled with Washington's tax relief measures and increased spending for defense and national security, helped to fuel a jump of 8.2% (annualized) in the third-quarter gross domestic product (GDP), up from 3.3% in the second quarter. At the same time, inflation remained under control.

In the municipal market, the slow rate of economic recovery over the majority of this period, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well. During the summer of 2003, however, stronger-than-expected economic data precipitated a spike in bond yields and a corresponding drop in bond prices that impacted results across all fixed-income markets, including the municipal market, for the six-month period ended November 30, 2003.

During the first 11 months of 2003, municipal supply nationally remained on a record-setting pace, with $347.1 billion in new bonds, up 5% over the same period in 2002.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN MARYLAND AND VIRGINIA?

Stimulated by the Washington D.C. economy and increased defense spending by the federal government, Maryland's economy continued to outperform the national average over the six month period. Strong consumer demand benefited employment in the retail sector, although manufacturing and transportation continued to experience job losses. Maryland's highly educated workforce and the large presence of military contractors and private medical research facilities continued to contribute to the state's growth.

As of November 2003, unemployment in Maryland was 4.2%, well below the current national average of 5.9%. The state's $10 billion fiscal 2004 budget was balanced using a mix of fee increases, federal funds, budget reductions, and a statewide property tax increase. During the first 11 months of 2003, Maryland issued $6.1 billion in new municipal paper, up 27% over the same period in 2002.

Virginia's economy also continued to outperform the nation, as the state benefited from increased defense spending and military activity and above-average growth in federal government employment. Virginia's tourism and service industries also prospered. As of November 2003, unemployment in Virginia was 3.6%, the third lowest in the nation, as the rate continued to decline from 3.9% a year earlier.

To balance the fiscal 2002-04 biennial budget ($12.2 billion annually), Virginia relied on spending reductions, fee increases, and nonrecurring measures such as drawing down reserve funds. During the first 11 months of 2003, Virginia issued $6.0 billion in municipal bonds, down 5% from the same period in 2002.

HOW DID THESE NUVEEN FUNDS PERFORM OVER THE 12-MONTHS ENDED NOVEMBER 30, 2003?

Individual results for these Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                TOTAL RETURN          LEHMAN      LIPPER
            MARKET YIELD              ON NAV   TOTAL RETURN1    AVERAGE2
------------------------------------------------------------------------
                                      1 YEAR          1 YEAR      1 YEAR
                    TAXABLE-           ENDED           ENDED       ENDED
      11/30/03   EQUIVALENT3        11/30/03        11/30/03    11/30/03
------------------------------------------------------------------------
NMY      5.94%         8.67%           9.17%           6.65%      10.28%
------------------------------------------------------------------------
NFM      5.80%         8.47%           9.26%           6.65%      10.28%
------------------------------------------------------------------------
NZR      5.80%         8.47%          11.05%           6.65%      10.28%
------------------------------------------------------------------------
NWI      5.82%         8.50%          11.66%           6.65%      10.28%
------------------------------------------------------------------------
NPV      5.33%         7.84%          10.22%           6.65%      10.28%
------------------------------------------------------------------------
NGB      5.69%         8.37%          10.00%           6.65%      10.28%
------------------------------------------------------------------------
NNB      5.42%         7.97%          10.99%           6.65%      10.28%
------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the 12-months ended November 30, 2003, the total return of all seven of the Funds in this report outperformed the unleveraged Lehman Brothers Municipal Bond Index. Four of the Funds also outperformed or performed in line with their Lipper peer group average, while NMY, NFM and NGB trailed this measure.

The use of leverage was one of the factors that influenced the total return performances of these Funds relative to the Lehman index over the past 12-month period. While leveraging creates increased volatility, this strategy can also provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates, and income is an important component of total return for any bond investment.

In general, the Funds benefited from their duration4 positioning during this period. As of November 30, 2003, the durations of the five newer Funds (NFM, NZR, NWI, NGB and NNB) ranged from 9.19 to 11.41, compared with 8.10 for the Lehman index. However, the older NMY and NPV, continued to have the shortest durations (8.72 and 8.86, respectively) as of the end of November 2003. This kept these two Funds from fully benefiting from the decline in interest rates during much of the past twelve month period. Investments with shorter durations generally would be expected to underperform those with longer durations during periods of generally declining long-term municipal interest rates, all other factors being equal.

In addition to leverage and duration, factors such as call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' relative total return performances during this period. For example, during the initial investment period for NFM and NGB at the beginning of 2001, we purchased some higher-yielding bonds backed by Northwest Airlines. In the aftermath of September 11, 2001, these non-rated holdings declined significantly, and we made the decision to sell the bonds during the first quarter of 2003. Although these bonds are no longer in our portfolio, their depreciation impacted the 12-month total returns for both NFM and NGB.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of all of these Funds benefited from their use of leverage. During the 12-months ended November 2003, continued low short-term rates enabled us to implement three dividend increases in NFM, NGB, and NNB, two in NZR, and one in NMY and NPV. As of November 30, 2003, NWI,



1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 43 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic and municipal market conditions and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Maryland 31.5% and Virginia 32%. The yields shown highlight the added value of owning shares that are exempt from state as well as federal income taxes.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

which was introduced in September 2002, had provided shareholders with 13 consecutive months of stable, attractive dividends.

Even at these dividend levels, each Fund's common share net investment income during the period exceeded the amount of dividends paid to common shareholders. This excess net investment income, along with any excess net investment income from prior fiscal periods, was held in reserve by the funds as undistributed net investment income (UNII) and is part of the Funds' net asset value. Over time, the Funds will pay out all their net investment income to common shareholders. However, UNII reserves may help the Funds maintain more stable common share dividend levels over time in the event that the short-term rates the Funds pay on their MuniPreferred shares rise or net common share earnings otherwise decline.

Despite the increased volatility in the fixed-income markets during the summer of 2003, the share prices and net asset values of these Funds ended the 12-month period higher than they had been at the beginning. The two exceptions were NMY and NWI, which saw their share price decline over the 12-month period. As of November 30, 2003, NMY, NFM, NPV, NGB, and NNB were trading at premiums to their common share NAVs, while NZR and NWI were trading at discounts (see individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12-MONTHS ENDED NOVEMBER 30, 2003?

For this 12-month period, we continued to place strong emphasis on keeping the Funds fully invested and well diversified, improving call protection, and enhancing dividend-payment capabilities. A major focus continued to be management of the Funds' durations as a way of enhancing our ability to control interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

Over the 12-month period, the durations of the four newer Funds (NFM, NZR, NWI, NGB and NNB) were all shortened significantly. However, the duration of NWI (11.41) was slightly longer than the other Funds to provide additional support for this newer Fund's income stream in the current market environment.

In keeping with the steepness of the municipal yield curve, the majority of our purchase activity over the past year focused on value opportunities in the long intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds, but had less inherent interest rate risk.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2003?

We believe that, given the current geopolitical and economic climate, maintaining strong credit quality remains a vital requirement. As of November 30, 2003, these Nuveen Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 68% to 82%. Despite some recent economic weaknesses, Maryland and Virginia continued to rank as very high quality states and were among the nine states to retain their AAA ratings from Standard & Poor's over the past two years.

Looking at bond calls, these Funds generally offer good levels of call protection over the next two years, with potential call exposure (as of November 30, 2003) ranging from 1% in NZR, NWI, and NNB to 23% in NMY during 2004 and 2005. Both NMY and NPV have increased call exposure. In coming months, the number of actual bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Maryland Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NMY



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           48%
AA                            23%
A                             14%
BBB                            9%
NR                             2%
BB or Lower                    4%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.36
--------------------------------------------------
Common Share Net Asset Value                $14.70
--------------------------------------------------
Premium/(Discount) to NAV                    4.49%
--------------------------------------------------
Market Yield                                 5.94%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.25%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.67%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $155,455
--------------------------------------------------
Average Effective Maturity (Years)           18.30
--------------------------------------------------
Leverage-Adjusted Duration                    8.72
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.10%         9.17%
--------------------------------------------------
5-Year                         4.46%         5.91%
--------------------------------------------------
10-Year                        6.60%         6.24%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
Tax Obligation/Limited                         15%
--------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------
Housing/Multifamily                            14%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.076
Apr                           0.076
May                           0.076
Jun                           0.076
Jul                           0.076
Aug                           0.076
Sep                           0.076
Oct                           0.076
Nov                           0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.6
                              15.63
                              15.88
                              16
                              16.3
                              15.88
                              16.05
                              15.85
                              15.66
                              15.67
                              15.81
                              15.95
                              16.01
                              16.29
                              16.5
                              16.4
                              16.3
                              16.29
                              16.35
                              16.35
                              16.2
                              16.19
                              16.25
                              17.15
                              16.92
                              17
                              16.7
                              16.32
                              16.75
                              16.88
                              16.41
                              15.4
                              15.19
                              15.45
                              15
                              15.25
                              15.4
                              15.45
                              15.69
                              15.6
                              15.77
                              15.45
                              15.48
                              15.6
                              15.7
                              16.08
                              15.59
11/30/03                      15.36

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

2 The Fund also paid shareholders a net ordinary income distribution in December
  2002 of $0.0032 per share.

Nuveen Maryland Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NFM



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           43%
AA                            25%
A                             15%
BBB                           12%
NR                             5%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.24
--------------------------------------------------
Common Share Net Asset Value                $14.97
--------------------------------------------------
Premium/(Discount) to NAV                    8.48%
--------------------------------------------------
Market Yield                                 5.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.06%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.47%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $62,275
--------------------------------------------------
Average Effective Maturity (Years)           21.20
--------------------------------------------------
Leverage-Adjusted Duration                    9.19
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/23/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.11%         9.26%
--------------------------------------------------
Since Inception                8.45%         7.51%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         16%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Housing/Single Family                          12%
--------------------------------------------------
U.S. Guaranteed                                11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.071
Jan                           0.071
Feb                           0.071
Mar                           0.074
Apr                           0.074
May                           0.074
Jun                           0.0755
Jul                           0.0755
Aug                           0.0755
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.3
                              15.18
                              15
                              15
                              15.45
                              15.5
                              15.12
                              15.13
                              15.31
                              15.5
                              15.45
                              15.52
                              15.5
                              15.63
                              15.5
                              15.48
                              15.75
                              15.83
                              15.81
                              16.15
                              16.2
                              16.5
                              16.1
                              16.08
                              16.01
                              16.3
                              16.11
                              16.23
                              16.35
                              16.79
                              16.22
                              15.55
                              14.95
                              14.9
                              14.54
                              14.72
                              14.8
                              15.09
                              15.2
                              15.01
                              15.43
                              15.43
                              15.25
                              15.76
                              16.15
                              16.19
                              16.15
11/30/03                      16.24


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Maryland Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of November 30, 2003


NZR



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           46%
AA                            33%
A                              9%
BBB                            9%
NR                             3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.89
--------------------------------------------------
Common Share Net Asset Value                $15.23
--------------------------------------------------
Premium/(Discount) to NAV                  (2.23%)
--------------------------------------------------
Market Yield                                 5.80%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.06%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.47%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $63,471
--------------------------------------------------
Average Effective Maturity (Years)           20.19
--------------------------------------------------
Leverage-Adjusted Duration                   10.06
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         7.36%        11.05%
--------------------------------------------------
Since Inception                5.05%         8.44%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         30%
--------------------------------------------------
Tax Obligation/Limited                         13%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Education and Civic Organizations              12%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.068
Jan                           0.068
Feb                           0.068
Mar                           0.071
Apr                           0.071
May                           0.071
Jun                           0.072
Jul                           0.072
Aug                           0.072
Sep                           0.072
Oct                           0.072
Nov                           0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       14.79
                              14.74
                              14.65
                              14.98
                              14.95
                              14.8
                              14.54
                              14.68
                              14.5
                              14.6
                              14.41
                              14.6
                              14.66
                              14.74
                              14.85
                              14.96
                              15
                              14.97
                              14.95
                              15.17
                              15.18
                              15.31
                              15.35
                              15.6
                              15.72
                              15.7
                              15.47
                              15.7
                              15.9
                              15.9
                              15.27
                              14.56
                              14.25
                              14.31
                              14.25
                              14.3
                              14.23
                              14.22
                              14.27
                              14.46
                              14.67
                              14.95
                              14.97
                              14.87
                              14.89
                              14.81
                              14.87
11/30/03                      14.89


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Maryland Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of November 30, 2003


NWI



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           41%
AA                            40%
A                              9%
BBB                            8%
NR                             2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.51
--------------------------------------------------
Common Share Net Asset Value                $14.40
--------------------------------------------------
Premium/(Discount) to NAV                  (6.18%)
--------------------------------------------------
Market Yield                                 5.82%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.08%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.50%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $77,156
--------------------------------------------------
Average Effective Maturity (Years)           21.68
--------------------------------------------------
Leverage-Adjusted Duration                   11.41
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.13%        11.66%
--------------------------------------------------
Since Inception               -3.70%         5.66%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
Tax Obligation/Limited                         23%
--------------------------------------------------
Housing/Multifamily                            14%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                           0.0655
Apr                           0.0655
May                           0.0655
Jun                           0.0655
Jul                           0.0655
Aug                           0.0655
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       14.4
                              14.31
                              13.9
                              13.9
                              14.13
                              14.15
                              14.31
                              14.43
                              14.66
                              14.8
                              14.7
                              14.45
                              14.4
                              14.37
                              14.19
                              14
                              14
                              14.09
                              13.75
                              14.27
                              14.49
                              14.5
                              14.65
                              14.9
                              14.84
                              15.05
                              14.81
                              14.96
                              15.05
                              15.12
                              14.57
                              13.8
                              13.7
                              13.67
                              13.19
                              13.42
                              13.55
                              13.38
                              13.29
                              13.32
                              13.21
                              13.08
                              13.29
                              13.31
                              13.46
                              13.25
                              13.31
11/30/03                      13.51

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 31.5%.

Nuveen Virginia Premium Income Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NPV



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           53%
AA                            28%
A                              8%
BBB                            5%
NR                             4%
BB or Lower                    2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $17.12
--------------------------------------------------
Common Share Net Asset Value                $15.47
--------------------------------------------------
Premium/(Discount) to NAV                   10.67%
--------------------------------------------------
Market Yield                                 5.33%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.40%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.84%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $136,450
--------------------------------------------------
Average Effective Maturity (Years)           19.26
--------------------------------------------------
Leverage-Adjusted Duration                    8.86
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.75%        10.22%
--------------------------------------------------
5-Year                         6.34%         6.30%
--------------------------------------------------
10-Year                        7.77%         6.86%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         20%
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Water and Sewer                                13%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.076
Apr                           0.076
May                           0.076
Jun                           0.076
Jul                           0.076
Aug                           0.076
Sep                           0.076
Oct                           0.076
Nov                           0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       16.5
                              16.28
                              16.85
                              16.9
                              17.5
                              17.5
                              17.27
                              17.32
                              17.36
                              17.18
                              16.92
                              16.95
                              17.36
                              17.24
                              16.65
                              16.44
                              16.32
                              16.35
                              16.63
                              16.5
                              16.3
                              16.57
                              16.68
                              17.67
                              18.05
                              18.07
                              18.17
                              17.57
                              17.78
                              17.89
                              17.8
                              16.95
                              16.83
                              15.99
                              16.62
                              16.48
                              16.6
                              16.9
                              16.75
                              16.5
                              16.92
                              16.71
                              16.67
                              16.92
                              17.24
                              17.45
                              17.6
11/30/03                      17.12


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

Nuveen Virginia Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of November 30, 2003


NGB



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           51%
AA                            24%
A                             10%
BBB                            8%
NR                             5%
BB or Lower                    2%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.55
--------------------------------------------------
Common Share Net Asset Value                $14.97
--------------------------------------------------
Premium/(Discount) to NAV                   10.55%
--------------------------------------------------
Market Yield                                 5.69%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.90%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.37%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $46,697
--------------------------------------------------
Average Effective Maturity (Years)           20.02
--------------------------------------------------
Leverage-Adjusted Duration                    9.90
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/26/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.07%        10.00%
--------------------------------------------------
Since Inception                9.23%         7.59%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0715
Jan                           0.0715
Feb                           0.0715
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0755
Jul                           0.0755
Aug                           0.0755
Sep                           0.0785
Oct                           0.0785
Nov                           0.0785



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.71
                              15.6
                              15.72
                              16.07
                              16
                              15.85
                              15.79
                              15.55
                              15.26
                              15.53
                              15.23
                              15.38
                              15.5
                              15.47
                              15.51
                              15.39
                              15.57
                              15.59
                              15.96
                              15.92
                              15.98
                              16.26
                              16.33
                              17.35
                              17.56
                              17.5
                              17.5
                              17.24
                              17.25
                              17.1
                              16.87
                              15.79
                              16.38
                              16.35
                              16.02
                              16.1
                              16.19
                              16.02
                              16.25
                              15.9
                              16.56
                              16.75
                              16.6
                              16.8
                              17.15
                              17.15
                              16.25
11/30/03                      16.55


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

Nuveen Virginia Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of November 30, 2003


NNB



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed           48%
AA                            34%
A                              7%
BBB                            8%
NR                             3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.49
--------------------------------------------------
Common Share Net Asset Value                $15.39
--------------------------------------------------
Premium/(Discount) to NAV                    7.15%
--------------------------------------------------
Market Yield                                 5.42%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.53%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.97%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $87,607
--------------------------------------------------
Average Effective Maturity (Years)           20.92
--------------------------------------------------
Leverage-Adjusted Duration                   10.76
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/15/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.55%        10.99%
--------------------------------------------------
Since Inception               10.39%         9.30%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         21%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Water and Sewer                                16%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Utilities                                       7%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.069
Jan                           0.069
Feb                           0.069
Mar                           0.072
Apr                           0.072
May                           0.072
Jun                           0.073
Jul                           0.073
Aug                           0.073
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/02                       15.59
                              15.27
                              15.45
                              15.51
                              15.65
                              15.42
                              14.98
                              15.1
                              15.03
                              15
                              14.8
                              15.05
                              15.22
                              14.97
                              15.45
                              15.25
                              15.15
                              15.4
                              15.61
                              15.58
                              15.61
                              16.05
                              16.05
                              16.14
                              16.2
                              16.76
                              16.5
                              16.6
                              16.8
                              16.65
                              16.4
                              15.1
                              15.49
                              15.5
                              15.52
                              15.5
                              15.42
                              15.61
                              15.99
                              15.7
                              16
                              15.97
                              16.12
                              16.23
                              16.25
                              16.53
                              16.18
11/30/03                      16.49


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the taxable-equivalent yield is lower. The taxable-equivalent yield is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.0257 per share.


Shareholder
       MEETING REPORT

The Shareholder Meeting was held October 22, 2003 in Chicago at Nuveen's headquarters.

                                                      NMY                             NFM                           NZR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:
                                           Common and                      Common and                      Common and
                                        MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                                        shares voting   shares voting   shares voting   shares voting   shares voting  shares voting
                                             together        together        together        together        together       together
                                           as a class      as a class      as a class      as a class      as a class     as a class
====================================================================================================================================
William E. Bennett
   For                                     10,366,976              --       4,003,938              --       4,017,714             --
   Withhold                                    77,132              --          15,415              --           8,862             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Robert P. Bremner
   For                                     10,366,968              --       3,994,205              --       4,018,714             --
   Withhold                                    77,140              --          25,148              --           7,862             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Lawrence H. Brown
   For                                     10,367,185              --       4,003,605              --       4,019,214             --
   Withhold                                    76,923              --          15,748              --           7,362             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Jack B. Evans
   For                                     10,367,168              --       4,003,938              --       4,019,214             --
   Withhold                                    76,940              --          15,415              --           7,362             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                     10,366,196              --       3,993,405              --       4,018,714             --
   Withhold                                    77,912              --          25,948              --           7,862             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
William L. Kissick
   For                                     10,365,374              --       4,003,138              --       4,018,714             --
   Withhold                                    78,734              --          16,215              --           7,862             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                     10,366,199              --       4,003,138              --       4,019,214             --
   Withhold                                    77,909              --          16,215              --           7,362             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Peter R. Sawers
   For                                     10,366,216              --       4,003,205              --       4,019,214             --
   Withhold                                    77,892              --          16,148              --           7,362             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
William J. Schneider
   For                                             --           3,035              --           1,213              --          1,166
   Withhold                                        --              --              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           3,035              --           1,213              --          1,166
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)
                                                     NMY                             NFM                           NZR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:
                                           Common and                      Common and                      Common and
                                        MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                                        shares voting   shares voting   shares voting   shares voting   shares voting  shares voting
                                             together        together        together        together        together       together
                                           as a class      as a class      as a class      as a class      as a class     as a class
====================================================================================================================================
Timothy R. Schwertfeger
   For                                             --           3,035              --           1,213              --          1,166
   Withhold                                        --              --              --              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           3,035              --           1,213              --          1,166
====================================================================================================================================
Judith M. Stockdale
   For                                     10,366,533              --       3,994,205              --       4,019,214             --
   Withhold                                    77,575              --          25,148              --           7,362             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================
Sheila W. Wellington
   For                                     10,365,581              --       4,003,138              --       4,019,214             --
   Withhold                                    78,527              --          16,215              --           7,362             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   10,444,108              --       4,019,353              --       4,026,576             --
====================================================================================================================================

                                                      NWI                             NPV                           NGB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:
                                           Common and                      Common and                      Common and
                                        MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                                        shares voting   shares voting   shares voting   shares voting   shares voting  shares voting
                                             together        together        together        together        together       together
                                           as a class      as a class      as a class      as a class      as a class     as a class
====================================================================================================================================
William E. Bennett
   For                                      5,260,990              --       7,999,826              --       3,007,834             --
   Withhold                                     2,608              --          43,311              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
Robert P. Bremner
   For                                      5,260,990              --       7,995,226              --       3,007,834             --
   Withhold                                     2,608              --          47,911              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
Lawrence H. Brown
   For                                      5,260,680              --       8,003,826              --       3,006,033             --
   Withhold                                     2,918              --          39,311              --           1,801             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
Jack B. Evans
   For                                      5,260,990              --       8,005,426              --       3,007,834             --
   Withhold                                     2,608              --          37,711              --              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                      5,260,680              --       7,993,626              --       3,006,033             --
   Withhold                                     2,918              --          49,511              --           1,801             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
William L. Kissick
   For                                      5,260,680              --       7,999,726              --       3,006,033             --
   Withhold                                     2,918              --          43,411              --           1,801             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                      5,260,680              --       8,003,826              --       3,006,033             --
   Withhold                                     2,918              --          39,311              --           1,801             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
Peter R. Sawers
   For                                      5,260,680              --       8,002,226              --       3,006,033             --
   Withhold                                     2,918              --          40,911              --           1,801             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --       3,007,834             --
====================================================================================================================================
William J. Schneider
   For                                             --           1,532              --           2,201              --            943
   Withhold                                        --              --              --               3              --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           1,532              --           2,204              --            943
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)
                                                     NWI                             NPV                           NGB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:
                                           Common and                      Common and                      Common and
                                        MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred   MuniPreferred  MuniPreferred
                                        shares voting   shares voting   shares voting   shares voting   shares voting  shares voting
                                             together        together        together        together        together       together
                                           as a class      as a class      as a class      as a class      as a class     as a class
====================================================================================================================================
Timothy R. Schwertfeger
   For                                             --           1,532              --           2,201               --           943
   Withhold                                        --              --              --               3               --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                           --           1,532              --           2,204               --           943
====================================================================================================================================
Judith M. Stockdale
   For                                      5,260,990              --       8,004,426              --        3,007,184            --
   Withhold                                     2,608              --          38,711              --              650            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --        3,007,834            --
====================================================================================================================================
Sheila W. Wellington
   For                                      5,260,680              --       8,002,826              --        3,005,383            --
   Withhold                                     2,918              --          40,311              --            2,451            --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    5,263,598              --       8,043,137              --        3,007,834            --
====================================================================================================================================

                                                                                                                    NNB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                           Common and
                                                                                                        MuniPreferred  MuniPreferred
                                                                                                        shares voting  shares voting
                                                                                                             together       together
                                                                                                           as a class     as a class
====================================================================================================================================
William E. Bennett
   For                                                                                                      5,471,338             --
   Withhold                                                                                                     8,631             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Robert P. Bremner
   For                                                                                                      5,471,338             --
   Withhold                                                                                                     8,631             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                      5,469,880             --
   Withhold                                                                                                    10,089             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Jack B. Evans
   For                                                                                                      5,471,338             --
   Withhold                                                                                                     8,631             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                                                      5,469,880             --
   Withhold                                                                                                    10,089             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
William L. Kissick
   For                                                                                                      5,469,880             --
   Withhold                                                                                                    10,089             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                                                                      5,469,880             --
   Withhold                                                                                                    10,089             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Peter R. Sawers
   For                                                                                                      5,469,880             --
   Withhold                                                                                                    10,089             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
William J. Schneider
   For                                                                                                             --          1,530
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --          1,530
====================================================================================================================================

Shareholder
      MEETING REPORT (continued)
                                                                                                                      NNB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                           Common and
                                                                                                        MuniPreferred  MuniPreferred
                                                                                                        shares voting  shares voting
                                                                                                             together       together
                                                                                                           as a class     as a class
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                             --          1,530
   Withhold                                                                                                        --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                           --          1,530
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                      5,471,338             --
   Withhold                                                                                                     8,631             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================
Sheila W. Wellington
   For                                                                                                      5,469,880             --
   Withhold                                                                                                    10,089             --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                    5,479,969             --
====================================================================================================================================

                            Nuveen Maryland Premium Income Municipal Fund (NMY)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.0%

$       3,320   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 3,169,040
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.9%

        1,000   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa3          1,044,390
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 Salisbury Project, Series 1999A, 6.000%, 6/01/19

        2,250   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa2          2,291,827
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 University Courtyard Project, Series 1999A, 5.750%, 6/01/24

        1,000   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,009,320
                 Housing Revenue Bonds, University of Maryland at
                 Baltimore, Series 2003A, 5.625%, 10/01/23

                Maryland Economic Development Corporation, Utility
                Infrastructure Revenue Bonds, University of Maryland, College
                Park Project, Series 2001:
        1,000    5.375%, 7/01/15 - AMBAC Insured                                      7/11 at 100.00         AAA          1,114,150
          910    5.375%, 7/01/16 - AMBAC Insured                                      7/11 at 100.00         AAA          1,013,877

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School Issue, Series 2000:
          750    5.250%, 7/01/25 - FSA Insured                                        1/11 at 101.00         AAA            791,842
          500    5.250%, 7/01/30 - FSA Insured                                        1/11 at 101.00         AAA            525,400

                Maryland Health and Higher Educational Facilities Authority,
                Refunding Revenue Bonds, Johns Hopkins University Issue, Series
                1997:
        1,000    5.625%, 7/01/17                                                      7/07 at 102.00          AA          1,121,290
        1,500    5.625%, 7/01/27                                                      7/07 at 102.00          AA          1,645,440

        1,400   Maryland Health and Higher Educational Facilities                     6/11 at 100.00        Baa1          1,438,430
                 Authority, Revenue Bonds, Maryland Institute College
                 of Art, Series 2001, 5.625%, 6/01/36

        9,445   Morgan State University, Maryland, Academic Fees and                    No Opt. Call         AAA         11,498,249
                 Auxiliary Facilities Fees, Revenue Refunding Bonds,
                 Series 1993, 6.100%, 7/01/20 - MBIA Insured

                University of Maryland System, Auxiliary Facility and Tuition
                Revenue Bonds, Series 2003A:
        5,645    5.000%, 4/01/15                                                      4/13 at 100.00         AA+          6,175,517
        2,680    5.000%, 4/01/19                                                      4/13 at 100.00         AA+          2,849,430


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.4%

                Gaithersburg, Maryland, Hospital Facilities Refunding and
                Improvement Revenue Bonds, Shady Grove Adventist
                Hospital, Series 1995:
        2,550    6.500%, 9/01/12 - FSA Insured                                          No Opt. Call         AAA          3,110,108
        3,015    5.500%, 9/01/15 - FSA Insured                                        9/05 at 102.00         AAA          3,262,803

        2,000   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00           A          2,124,820
                 Revenue Bonds, Kaiser Permanente, Series 1998A,
                 5.375%, 7/01/15

          750   Maryland Health and Higher Educational Facilities Authority,          7/10 at 101.00        Baa1            825,428
                 Revenue Bonds, University of Maryland Medical System
                 Issue, Series 2000, 6.750%, 7/01/30

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Johns Hopkins Medicine, Howard County General
                Hospital Acquisition Issue, Series 1998:
        1,000    5.000%, 7/01/19 - MBIA Insured                                       7/08 at 101.00         AAA          1,047,430
        1,250    5.000%, 7/01/29 - MBIA Insured                                       7/08 at 101.00         AAA          1,266,663

        1,500   Maryland Health and Higher Educational Facilities                     1/08 at 101.00         Aaa          1,524,300
                 Authority, Revenue Bonds Upper Chesapeake Hospitals
                 Issue, Series 1998A, 5.125%, 1/01/38 - FSA Insured

        1,500   Maryland Health and Higher Educational Facilities                     7/11 at 100.00          A+          1,501,815
                 Authority, Revenue Bonds, Greater Baltimore Medical
                 Center, Series 2001, 5.000%, 7/01/34

        1,500   Maryland Health and Higher Educational Facilities                     7/12 at 100.00           A          1,617,225
                 Authority, Revenue Bonds, University of Maryland
                 Medical System, Series 2002, 6.000%, 7/01/22


                                       19

                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       4,500   Maryland Health and Higher Educational Facilities                     7/12 at 100.00        Baa1        $ 4,684,635
                 Authority, Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 5.800%, 7/01/32

        3,000   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          A3          3,015,390
                 Authority, Revenue Bonds, Frederick Memorial Hospital,
                 Series 2002, 5.125%, 7/01/35

        3,250   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          A3          3,352,505
                 Authority, Revenue Bonds, Union Hospital of Cecil
                 County, Series 2002, 5.625%, 7/01/32

        3,800   Maryland Health and Higher Educational Facilities                     7/13 at 100.00        Baa2          3,843,548
                 Authority, Revenue Bonds, Kennedy Krieger Issue,
                 Series 2003, 5.500%, 7/01/33

                Prince George's County, Maryland, Project and Refunding Revenue
                Bonds, Dimensions Health Corporation Issue, Series 1994:
          825    5.000%, 7/01/05                                                      7/04 at 102.00          B3            699,270
        3,080    5.375%, 7/01/14                                                      7/04 at 102.00          B3          2,118,670
        6,000    5.300%, 7/01/24                                                      7/04 at 102.00          B3          4,056,840


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 20.3%

        1,795   Charles County, Maryland, FHA-Insured Mortgage Revenue                5/05 at 102.00         AAA          1,864,933
                 Refunding Bonds, Holly Station IV Townhouses Project,
                 Series 1995A, 6.450%, 5/01/26

                Howard County, Maryland, FHA-Insured Mortgage Revenue Refunding
                Bonds, Normandy Woods III Apartments Project, Series 1996A:
          700    6.000%, 7/01/17                                                      7/06 at 102.00         AAA            736,358
        2,000    6.100%, 7/01/25                                                      7/06 at 102.00         AAA          2,090,580

        2,500   Community Development Administration, Maryland                        1/09 at 101.00         Aa2          2,556,075
                 Department of Housing and Community Development,
                 Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41
                 (Alternative Minimum Tax)

          880   Community Development Administration, Maryland                        1/10 at 100.00         Aa2            935,211
                 Department of Housing and Community Development,
                 Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32
                 (Alternative Minimum Tax)

        1,450   Community Development Administration, Maryland,                       2/11 at 101.00         Aaa          1,552,443
                 Department of Housing and Community Development,
                 Multifamily Development Revenue Bonds, Edgewater
                 Village Apartments Project, Series 2000B, 5.800%, 8/01/20
                 Minimum Tax)

        2,000   Housing Opportunities Commission of Montgomery County,                7/05 at 102.00         Aa2          2,084,600
                 Maryland, Multifamily Housing Revenue Bonds,
                 Series 1995A, 5.900%, 7/01/15

        1,500   Housing Opportunities Commission of Montgomery                        7/06 at 102.00         Aaa          1,565,580
                 County, Maryland, Multifamily Housing Revenue Bonds,
                 Series 1996B, 5.900%, 7/01/26

        3,830   Housing Opportunities Commission of Montgomery County,                7/08 at 101.00         Aaa          3,915,294
                 Maryland, Multifamily Housing Development Bonds,
                 Series 1998A, 5.200%, 7/01/30

        2,000   Housing Opportunities Commission of Montgomery                        7/10 at 100.00         Aaa          2,110,540
                 County, Maryland, Multifamily Housing Development
                 Bonds, Series 2000A, 6.100%, 7/01/30

        1,000   Housing Authority of Prince George's County, Maryland,                1/04 at 101.00         AAA          1,017,710
                 Mortgage Revenue Refunding Bonds, GNMA
                 Collateralized - Stevenson Apartments Project,
                 Series 1993A, 6.350%, 7/20/20

                Housing Authority of Prince George's County, Maryland, Mortgage
                Revenue Refunding Bonds, Cherry Hill Apartments Project, Series
                1993A:
        1,090    5.900%, 9/20/10 - FSA Insured                                        3/04 at 102.00         AAA          1,113,315
        1,930    6.000%, 9/20/15 - FSA Insured                                        3/04 at 102.00         AAA          1,970,858

        1,500   Housing Authority of Prince George's County, Maryland,               12/04 at 102.00         AAA          1,556,580
                 Mortgage Revenue Refunding Bonds, GNMA
                 Collateralized - Riverview Terrace Apartments Project,
                 Series 1995A, 6.700%, 6/20/20

                Housing Authority of Prince George's County, Maryland, Mortgage
                Revenue Refunding Bonds, GNMA Collateralized - Overlook
                Apartments Project, Series 1995A:
        2,000    5.700%, 12/20/15                                                    12/05 at 102.00         AAA          2,092,660
        1,670    5.750%, 12/20/19                                                    12/05 at 102.00         AAA          1,739,222

        1,000   Housing Authority of Prince George's County, Maryland,                5/04 at 100.00         AAA          1,000,850
                 Mortgage Revenue Refunding Bonds, GNMA Collateralized,
                 Foxglenn Apartments Project, Series 1998A,
                 5.450%, 11/20/14 (Alternative Minimum Tax)

          540   Housing Authority of Prince George's County, Maryland,                9/09 at 102.00         AAA            574,852
                 Mortgage Revenue Bonds, GNMA Collateralized - University
                 Landing at Langley Apartments Project, Series 1999,
                 6.100%, 3/20/41 (Alternative Minimum Tax)


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,000   City of Salisbury, Maryland, Mortgage Revenue Refunding              12/04 at 102.00         AAA        $ 1,025,390
                 Bonds, FHA-Insured Mortgage Loan - College Lane
                 Apartments Project, Series 1995A, 6.600%, 12/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.3%

        1,000   Community Development Administration, Department                      4/04 at 102.00         Aa2          1,025,770
                 of Housing and Community Development, State of
                 Maryland, Single Family Program Bonds, Fourth Series
                 1994, 6.450%, 4/01/14

          920   Community Development Administration, Department of                   4/04 at 102.00         Aa2            942,696
                 Housing and Community Development, State of Maryland,
                 Single Family Program Bonds, Fifth Series 1994,
                 6.750%, 4/01/26 (Alternative Minimum Tax)

          115   Community Development Administration, Maryland                        9/09 at 100.00         Aa2            116,536
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 1999H, 6.250%, 3/01/31
                 (Alternative Minimum Tax)

        1,145   Community Development Administration, Maryland                        9/09 at 100.00         Aa2          1,195,414
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2000B, 6.150%, 9/01/32
                 (Alternative Minimum Tax)

          680   Community Development Administration, Maryland                        4/06 at 102.00         Aa2            710,804
                 Department of Housing and Community Development,
                 Single Family Program Bonds, Sixth Series 1996,
                 6.200%, 4/01/22 (Alternative Minimum Tax)

        1,325   Housing Authority of Prince George's County, Maryland,                8/07 at 102.00         AAA          1,396,232
                 FHLMC/FNMA/GNMA Collateralized, Single Family
                 Mortgage Revenue Bonds, Series 1997, 5.625%, 8/01/17
                 (Alternative Minimum Tax)

          230   Housing Authority of Prince George's County, Maryland,                8/10 at 100.00         AAA            242,275
                 FHLMC/FNMA/GNMA Collateralized Single Family
                 Mortgage Revenue Bonds, Series 2000A,
                 6.150%, 8/01/19 (Alternative Minimum Tax)

        1,000   Puerto Rico Housing Finance Authority, Home Mortgage                  6/13 at 100.00         AAA          1,006,810
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.8%

        1,000   Carroll County, Maryland, Revenue Refunding Bonds,                    1/09 at 101.00          AA          1,053,710
                 EMA Obligated Group, Series 1999A,
                 5.625%, 1/01/25 - RAAI Insured

        1,790   Maryland Economic Development Corporation, Revenue                    4/11 at 102.00         N/R          1,805,752
                 Bonds, Health and Mental Hygiene Providers Facilities
                 Acquisition Program, Series 1996A, 7.625%, 4/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.9%

                Baltimore County, Maryland, Metropolitan District General
                Obligation Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                      6/11 at 101.00         AAA          2,588,975
        3,500    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          3,616,375

        2,500   Baltimore County, Maryland, General Obligation Consolidated           8/12 at 100.00         AAA          2,692,025
                  Public Improvement Bonds, Series 2002, 5.000%, 8/01/18

        1,000   Baltimore, Maryland, General Obligation Consolidated                    No Opt. Call          A+          1,206,640
                 Public Improvement Bonds, Series 1989B, 7.150%, 10/15/08

                Frederick County, Maryland, General Obligation Public
                Facilities Bonds, Series 2002:
        1,000    5.000%, 11/01/21                                                    11/12 at 101.00          AA          1,058,620
        1,000    5.000%, 11/01/22                                                    11/12 at 101.00          AA          1,052,530

        3,000   Frederick County, Maryland, General Obligation Public                 7/09 at 101.00          AA          3,295,890
                 Facilities Bonds, Series 1999, 5.250%, 7/01/18

          500   Frederick County, Maryland, Special Obligation Bonds,                 7/10 at 102.00          AA            535,605
                 Villages of Lake Linganore Community Development
                 Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured

          575   Howard County, Maryland, Consolidated Public Improvement              2/12 at 100.00         AAA            628,860
                 Refunding Bonds, Series 2002A, 5.250%, 8/15/18

                Howard County, Maryland, Consolidated Public Improvement
                Refunding Bonds, Series 2003A:
        1,720    5.000%, 8/15/17                                                      8/12 at 100.00         AAA          1,863,173
        1,000    5.000%, 8/15/22                                                      8/12 at 100.00         AAA          1,048,510

                Montgomery County, Maryland, General Obligation Refunding
                Bonds, Consolidated Public Improvement, Series 2001:
        1,750    5.250%, 10/01/13                                                    10/11 at 101.00         AAA          1,975,663
        2,000    5.250%, 10/01/18                                                    10/11 at 101.00         AAA          2,218,900

          925   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            981,906
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,000   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,084,700
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured


                                       21


                            Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00          AA        $ 2,955,570
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.100%, 9/15/19

        5,770   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          6,213,425
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/18

          460   Wicomico County, Maryland, General Obligation Public                 12/09 at 101.00         AAA            529,087
                 Improvement Bonds, Series 1999, 5.750%, 12/01/19 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 21.9%

                Baltimore Board of School Commissioners, Maryland, City Public
                School System Revenue Bonds, Series 2003A:
        1,500    5.000%, 5/01/16                                                      5/13 at 100.00         AA+          1,632,135
        1,000    5.000%, 5/01/18                                                      5/13 at 100.00         AA+          1,072,570

        1,870   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA          2,045,163
                 Bonds, Series 2002A, 5.250%, 8/15/18

        1,465   Community Development Administration, Maryland                        6/08 at 101.00         Aaa          1,512,539
                 Department of Housing and Community  Development,
                 Infrastructure Financing Bonds, Series 1998B,
                 5.200%, 6/01/28 - MBIA Insured

        4,250   Department of Transportation, State of Maryland, County                 No Opt. Call          AA          4,924,007
                 Transportation Revenue Bonds, Series 2002,
                 5.500%, 2/01/16

        1,875   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          2,049,769
                 Revenue Bonds, Maryland Department of Transportation
                 Headquarters Building, Series 2002, 5.375%, 6/01/19

                Maryland Department of Transportation, Project Certificates of
                Participation, Mass Transit Administration Project, Series 2000:
          880    5.500%, 10/15/19 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            940,975
          930    5.500%, 10/15/20 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            988,860

        1,700   Maryland Stadium Authority, Montgomery County                         6/13 at 100.00         AA+          1,754,009
                 Conference Center Facilities Lease Revenue Bonds,
                 Series 2003, 5.000%, 6/15/24

        4,455   Maryland Stadium Authority, Sports Facilities Lease                   3/06 at 101.00         AAA          4,837,595
                 Revenue Bonds, Series 1996, 5.750%, 3/01/18 -
                 AMBAC Insured

        1,000   Montgomery County, Maryland, Lease Revenue Bonds,                     6/12 at 100.00          AA          1,046,900
                 Metrorail Garage Projects, Series 2002, 5.000%, 6/01/21

          675   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA            712,240
                 West Germantown Development District, Senior
                 Series 2002A, 5.500%, 7/01/27 - RAAI Insured

          635   New Baltimore City Board of School Commissioners,                    11/10 at 100.00         AA+            699,840
                 Maryland, School System Revenue Bonds,
                 Series2000, 5.125%, 11/01/15

        1,000   Puerto Rico Highway and Transportation Authority, Highway             7/16 at 100.00           A          1,065,240
                 Revenue Bonds, Series 1996Y, 5.500%, 7/01/36

        1,500   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,739,160
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,100   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,265,921
                 5.250%, 8/01/21 - FSA Insured

        2,000   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          2,213,680
                 Taxes Loan Bonds, Series 1999A, 6.500%, 10/01/24

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, General Construction
                Bonds of 2000:
        1,085    5.250%, 6/01/20                                                      6/10 at 100.00         AAA          1,189,692
        1,205    5.250%, 6/01/21                                                      6/10 at 100.00         AAA          1,313,607


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.8%

        1,060   Baltimore, Maryland, Revenue Refunding Bonds, Parking                   No Opt. Call         AAA          1,199,634
                 System Facilities, Series 1998A, 5.250%, 7/01/17 -
                 FGIC Insured

        2,075   Puerto Rico Ports Authority, Special Facilities Revenue               6/06 at 102.00         CCC          1,371,036
                 Bonds, American Airlines, Inc. Project, Series 1996A,
                 6.250%, 6/01/26 (Alternative Minimum Tax)

        3,000   Washington Metropolitan Area Transit Authority, District                No Opt. Call         AAA          3,351,600
                 of Columbia, Gross Revenue Bonds, Series 2003,
                 5.000%, 1/01/12 - MBIA Insured


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 10.2%

$       2,000   City of Baltimore, Maryland, Water Projects and Refunding             7/08 at 101.00         AAA        $ 2,088,340
                 Revenue Bonds, Series 1998A, 5.000%, 7/01/28 -
                 FGIC Insured

        2,000   Baltimore, Maryland, Water Projects and Revenue Refunding               No Opt. Call         AAA          2,109,760
                  Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

        1,500   Baltimore, Maryland, Project and Revenue Refunding                    7/10 at 100.00         AAA          1,745,070
                 Bonds, Wastewater Projects, Series 2000A,
                 5.625%, 7/01/30 (Pre-refunded to 7/01/10) - FSA Insured

          940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,057,096
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,875   Maryland Health and Higher Educational Facilities                     1/04 at 102.00         AAA          1,919,963
                 Authority, Revenue Bonds, Good Samaritan Hospital
                 Issue, Series 1993, 5.750%, 7/01/19 - AMBAC Insured

        3,125   Maryland Health and Higher Educational Facilities                     1/04 at 102.00         Aaa          3,166,844
                 Authority, Revenue Bonds, Howard County General
                 Hospital Issue, Series 1993, 5.500%, 7/01/25

        2,560   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          2,685,542
                 Revenue Bonds, Helix Health Issue, Series 1997,
                 5.000%, 7/01/27 - AMBAC Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,100,040
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.5%

        6,000   Anne Arundel County, Maryland, Pollution Control Revenue              4/04 at 102.00          A2          6,146,040
                 Refunding Bonds, Baltimore Gas and Electric Company
                 Project, Series 1994, 6.000%, 4/01/24

        6,500   Calvert County, Maryland, Pollution Control Revenue                   7/04 at 102.00          A2          6,684,661
                 Refunding Bonds, Baltimore Gas and Electric Company
                 Project, Series 1993, 5.550%, 7/15/14

        3,000   Maryland Energy Financing Administration Limited                      9/05 at 102.00         N/R          3,049,140
                 Obligation Cogeneration Revenue Bonds, AES
                 Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        5,000   Prince George's County, Maryland, Pollution Control                   1/04 at 101.00          A-          5,063,350
                 Revenue Refunding Bonds, Potomac Electric Project,
                 Series 1993, 6.375%, 1/15/23


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.7%

        1,000   Baltimore, Maryland, Water Projects and Revenue Refunding               No Opt. Call         AAA          1,054,880
                 Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     218,470   Total Long-Term Investments (cost $220,007,927) - 146.7%                                                 228,082,054
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3%

          500   Puerto Rico Government Development Bank, Adjustable                                          A-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.010%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $220,507,927) - 147.0%                                                          228,582,054
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.9%                                                                      5,973,244
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $155,455,298
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       23


                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.5%

$       1,660   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 1,584,520
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.1%

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          465    5.700%, 9/01/20                                                      3/10 at 101.00         BBB            484,428
        1,000    5.750%, 9/01/25                                                      3/10 at 101.00         BBB          1,028,250
          500    5.800%, 9/01/30                                                      3/10 at 101.00         BBB            514,220

        1,800   Maryland Economic Development Corporation, Student                    7/11 at 101.00           A          1,912,518
                 Housing Revenue Bonds, University Village at
                 Sheppard Pratt, Series 2001, 6.000%, 7/01/33 -
                 ACA Insured

        1,000   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,062,660
                 Infrastructure Revenue Bonds, University of Maryland,
                 College Park Project, Series 2001, 5.000%, 7/01/19 -
                 AMBAC Insured

        1,500   Maryland Health and Higher Educational Facilities                     7/08 at 102.00        BBB-          1,528,050
                 Authority, Educational Facilities Leasehold Mortgage
                 Revenue Bonds, McLean School Issue, 6.000%, 7/01/31

          625   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1            638,669
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System
                Project, Series 1999:
          215    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            222,323
          410    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            414,588

                University of Maryland System, Auxiliary Facility and Tuition
                Revenue Bonds, Series 2003A:
        1,000    5.000%, 4/01/15                                                      4/13 at 100.00         AA+          1,093,980
          500    5.000%, 4/01/19                                                      4/13 at 100.00         AA+            531,610


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 22.0%

        2,725   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00           A          2,895,067
                 Revenue Bonds, Kaiser Permanente, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          A2          1,001,340
                 Revenue Bonds, Calvert Memorial Hospital Issue,
                 Series 1998, 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,024,150
                 Revenue Bonds, Anne Arundel Medical Center Issue,
                 Series 1998, 5.125%, 7/01/28 - FSA Insured

          570   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00          A3            577,353
                 Revenue Refunding Bonds, Union Hospital of Cecil County,
                 Series 1998, 5.100%, 7/01/22

        1,250   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,278,488
                 Revenue Bonds, The Johns Hopkins Hospital Issue,
                 Series 2001, 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,014,120
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

          750   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            750,908
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,020,480
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,063,000
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 6.000%, 7/01/26

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,005,130
                 Revenue Bonds, Frederick Memorial Hospital,
                 Series 2002, 5.125%, 7/01/35

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,011,460
                 Revenue Bonds, Kennedy Krieger Issue, Series 2003,
                 5.500%, 7/01/33

           85   Prince George's County, Maryland, Project and Refunding               7/04 at 102.00          B3             57,472
                 Revenue Bonds, Dimensions Health Corporation Issue,
                 Series 1994, 5.300%, 7/01/24


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.6%

$         750   Baltimore County, Maryland, GNMA Collateralized Revenue              10/08 at 102.00         AAA        $   765,383
                 Refunding Bonds, Cross Creek Apartments Project,
                 Series 1998A, 5.250%, 10/20/33

        2,000   Community Development Administration, Maryland                        7/08 at 101.00         Aa2          2,068,060
                 Department of Housing and Community  Development,
                 Housing Revenue Bonds, Series 1998A, 5.625%, 1/01/40
                 (Alternative Minimum Tax)

          850   Community Development Administration, Maryland                        5/11 at 100.00         Aa2            871,947
                 Department of Housing and Community  Development,
                 Multifamily Housing Revenue Bonds, Insured Mortgage
                 Loan, Series 2001B, 5.350%, 5/15/32 (Alternative
                 Minimum Tax)

        1,000   Community Development Administration, Maryland                       12/11 at 100.00         Aaa          1,035,920
                 Department of Housing and Community Development,
                 Multifamily Housing Revenue Bonds, Princess Anne
                 Apartments Project, Series 2001D, 5.450%, 12/15/33
                 (Alternative Minimum Tax)

          750   Housing Opportunities Commission of Montgomery                        7/08 at 101.00         Aaa            766,718
                 County, Maryland, Multifamily Housing Development
                 Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative
                 Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,119,220
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

        2,000   Housing Opportunities Commission of Montgomery County,                7/11 at 100.00         Aaa          2,074,940
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 18.2%

          195   Community Development Administration, Maryland                        9/09 at 100.00         Aa2            207,176
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 1997E, 5.700%, 9/01/17

        3,000   Community Development Administration, Maryland                        9/09 at 100.00         Aa2          3,150,600
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2000G,
                 5.950%, 9/01/29 (Alternative Minimum Tax)

        1,145   Community Development Administration, Maryland                        9/10 at 100.00         Aa2          1,200,636
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series H, 5.800%, 9/01/32
                 (Alternative Minimum Tax)

        1,040   Community Development Administration, Department                     10/10 at 100.00         Aa2          1,079,260
                 of Housing and Community Development, State of
                 Maryland, Single Family Program Bonds, First
                 Series 2001, 5.000%, 4/01/17

          700   Community Development Administration, Department                      9/10 at 100.00         Aa2            716,450
                 of Housing and Community Development, State of
                 Maryland, Residential Revenue Bonds, Series 2001B,
                 5.450%, 9/01/32 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department                      3/11 at 100.00         Aa2          1,041,740
                 of Housing and Community Development, State of
                 Maryland, Residential Revenue Bonds, Series 2001F,
                 5.600%, 9/01/28 (Alternative Minimum Tax)

        2,510   Housing Opportunities Commission of Montgomery                        7/07 at 102.00         Aa2          2,683,767
                 County, Maryland, Single Family Mortgage
                 Revenue Bonds, Series 1997A, 5.750%, 7/01/13

        1,205   Housing Authority of Prince George's County, Maryland,                8/07 at 102.00         AAA          1,254,513
                 FHLMC/FNMA/GNMA Collateralized, Single Family
                 Mortgage Revenue Bonds, Series 1997, 5.750%, 8/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.6%

        1,000   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          1,007,900
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit
                 Project, Series 1998, 4.750%, 1/01/12 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.2%

        1,000   Maryland Health and Higher Educational Facilities                     4/11 at 101.00         N/R            820,000
                 Authority, Revenue Bonds, Collington Episcopal Life,
                 Series 2001A, 6.750%, 4/01/23

          540   Maryland Health and Higher Educational Facilities                     4/13 at 101.00         N/R            537,829
                 Authority, Revenue Bonds, Mercy Ridge Retirement
                 Community, Series 2003A, 6.000%, 4/01/35


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 23.4%

                Anne Arundel County, Maryland, General Obligation Bonds,
                Various Purpose, Series 2001:
          580    4.800%, 2/15/18                                                      2/11 at 101.00         AA+            609,986
          500    5.000%, 2/15/28                                                      2/11 at 101.00         AA+            514,430

        3,500   Baltimore County, Maryland, Metropolitan District General             6/11 at 101.00         AAA          3,614,730
                 Obligation Bonds, 67th Issue, 5.000%, 6/01/27

        1,500   Baltimore County, Maryland, General Obligation                        8/12 at 100.00         AAA          1,615,215
                 Consolidated Public Improvement Bonds, Series 2002,
                 5.000%, 8/01/18

        1,000   Frederick County, Maryland, General Obligation Public                11/12 at 101.00          AA          1,052,530
                 Facilities Bonds, Series 2002, 5.000%, 11/01/22


                                       25


                            Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Howard County, Maryland, Consolidated Public Improvement
                Bonds, Series 2001A:
$       1,220    4.750%, 2/15/20                                                      2/09 at 101.00         AAA        $ 1,255,953
        1,360    4.750%, 2/15/21                                                      2/09 at 101.00         AAA          1,394,095

          500   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA            548,990
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15

          430   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            456,454
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          740   Mayor and City Council of Ocean City, Maryland, General               3/11 at 101.00         AAA            776,637
                 Obligation Municipal Purpose Bonds, Series 2001,
                 4.875%, 3/01/19 - FGIC Insured

        1,500   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,627,050
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          1,085,310
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.6%

          815   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            820,909
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          500   Baltimore Board of School Commissioners, Maryland,                    5/13 at 100.00         AA+            536,285
                 City Public School System Revenue Bonds, Series 2003A,
                 5.000%, 5/01/18

        1,500   Department of Transportation, State of Maryland, County                 No Opt. Call          AA          1,737,885
                 Transportation Revenue Bonds, Series 2002,
                 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          1,535,960
                 Revenue Bonds, Maryland Department of Transportation
                 Headquarters Building, Series 2002, 5.375%, 6/01/19

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            811,608
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,290   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,434,454
                 Taxes Loan Bonds, Series 1999A, 6.375%, 10/01/19

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, General Construction
                Bonds of 2001:
          895    5.000%, 6/01/22                                                      6/11 at 100.00         AAA            933,378
          935    5.000%, 6/01/23                                                      6/11 at 100.00         AAA            969,632
          985    5.000%, 6/01/24                                                      6/11 at 100.00         AAA          1,017,032
        1,035    5.000%, 6/01/25                                                      6/11 at 100.00         AAA          1,065,336

        1,290   Washington Suburban Sanitary District, Montgomery                     6/11 at 100.00         AAA          1,338,220
                 and Prince George's Counties, Maryland, Water Supply
                 Bonds of 2001, 4.750%, 6/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.1%

                Maryland Health and Higher Educational Facilities Authority,
                Parking Revenue Bonds, The Johns Hopkins Medical Institutions,
                Issue of 2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            662,552
          750    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA            760,373

        1,000   Washington Metropolitan Area Transit Authority,                         No Opt. Call         AAA          1,117,200
                 District of Columbia, Gross Revenue Bonds, Series 2003,
                 5.000%, 1/01/12 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.0%

        1,015   City of Baltimore, Maryland, Water Projects and Refunding             7/08 at 101.00         AAA          1,059,833
                 Revenue Bonds, Series 1998A, 5.000%, 7/01/28 -
                 FGIC Insured

          670   Baltimore, Maryland, Water Projects and Revenue Refunding               No Opt. Call         AAA            706,770
                 Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

        2,350   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          2,642,739
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        1,000   Maryland Transportation Authority, Transportation Facilities            No Opt. Call         AAA          1,212,420
                 Project Revenue Refunding Bonds, First Series,
                 6.800%, 7/01/16

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        2,300    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          2,512,727
        1,700    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,854,054


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.1%

$       2,500   Maryland Energy Financing Administration, Limited                     9/05 at 102.00         N/R        $ 2,540,950
                 Obligation Cogeneration Revenue Bonds, AES
                 Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        1,800   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00          A-          1,877,868
                 Refunding Bonds, Series Z, 5.250%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 0.6%

          330   Baltimore, Maryland, Water Projects and Revenue Refunding               No Opt. Call         AAA            348,107
                 Bonds, Series 1994A, 5.000%, 7/01/24 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      87,985   Total Long-Term Investments (cost $89,064,939) - 148.0%                                                  92,164,515
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.4%                                                                      2,110,232
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.4)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $62,274,747
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       27

                            Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.4%

$         830   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $   792,260
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33

          800   Virgin Islands Tobacco Settlement Financing Corporation,              5/11 at 100.00        Baa2            709,088
                 Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 17.5%

        1,100   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3          1,132,945
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

        1,000   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,009,320
                 Housing Revenue Bonds, University of Maryland at
                 Baltimore, Series 2003A, 5.625%, 10/01/23

          250   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-            254,675
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School Issue, 6.000%, 7/01/31

          415   Maryland Health and Higher Educational Facilities Authority,          1/11 at 101.00         AAA            436,082
                 Revenue Bonds, Bullis School Issue, Series 2000,
                 5.250%, 7/01/30 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities                     7/08 at 102.00          AA          1,103,380
                 Authority, Refunding Revenue Bonds, The Johns Hopkins
                 University Issue, Series 1998, 5.125%, 7/01/12

        1,000   Maryland Health and Higher Educational Facilities                    10/08 at 101.00         AAA          1,000,910
                 Authority, Revenue Bonds, College of Notre Dame of
                 Maryland Issue, Series 1998, 4.650%, 10/01/23 -
                 MBIA Insured

        1,250   Maryland Health and Higher Educational Facilities                     6/11 at 100.00        Baa1          1,277,338
                 Authority, Revenue Bonds, Maryland Institute College of
                 Art, Series 2001, 5.500%, 6/01/32

          500   Morgan State University, Maryland, Academic and Auxiliary             7/12 at 100.00         AAA            520,065
                 Fees Revenue Bonds, Series 2001, 4.900%, 7/01/21 -
                 FGIC Insured

          500   Morgan State University, Maryland, Academic and                       7/13 at 100.00         AAA            532,715
                 Auxiliary Fees Revenue Bonds, Series 2003A,
                 5.000%, 7/01/20 - FGIC Insured

                University of Maryland System, Auxiliary Facility and Tuition
                Revenue Bonds, Series 2001B:
        1,580    4.375%, 4/01/17                                                      4/11 at 100.00         AA+          1,609,736
        1,140    4.500%, 4/01/19                                                      4/11 at 100.00         AA+          1,155,242

        1,000   University of Maryland System, Auxiliary Facility and                 4/13 at 100.00         AA+          1,063,220
                  Tuition Revenue Bonds, Series 2003A, 5.000%, 4/01/19


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 17.5%

        1,000   Maryland Health and Higher Educational Facilities                     7/08 at 101.00         AAA          1,020,290
                 Authority, Revenue Bonds, Anne Arundel Medical
                 Center Issue, Series 1998, 5.125%, 7/01/33 -
                 FSA Insured

        2,000   Maryland Health and Higher Educational Facilities                     7/11 at 100.00          A-          2,028,240
                 Authority, Revenue Bonds, Mercy Medical Center,
                 Series 2001, 5.625%, 7/01/31

          750   Maryland Health and Higher Educational Facilities                     7/11 at 100.00          A+            750,908
                 Authority, Revenue Bonds, Greater Baltimore Medical
                 Center, Series 2001, 5.000%, 7/01/34

        2,000   Maryland Health and Higher Educational Facilities                     7/11 at 100.00           A          2,020,480
                 Authority, Revenue Bonds, University of Maryland
                 Medical System, Series 2001, 5.250%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,063,000
                 Revenue Bonds, Carroll County General Hospital,
                 Series 2002, 6.000%, 7/01/26

        1,000   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          A3          1,005,130
                 Authority, Revenue Bonds, Frederick Memorial Hospital,
                 Series 2002, 5.125%, 7/01/35

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa2          1,011,460
                 Revenue Bonds, Kennedy Krieger Issue, Series 2003,
                 5.500%, 7/01/33

        2,160   Montgomery County, Maryland, Economic Development                    12/11 at 100.00         AA-          2,211,257
                 Revenue Bonds, Trinity Health Care Group, Series 2001,
                 5.125%, 12/01/22


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 15.6%

$          55   Community Development Administration, Department                      5/11 at 100.00         Aa2        $    56,082
                 of Housing and Community Development, Maryland,
                 Multifamily Housing Insured Mortgage Loans,
                 Series 2001A, 5.100%, 5/15/28

        4,255   Community Development Administration, Department                      5/11 at 100.00         Aa2          4,364,864
                 of Housing and Community Development, Maryland,
                 Multifamily Housing Revenue Bonds, Insured Mortgage
                 Loan, Series 2001B, 5.350%, 5/15/32 (Alternative
                 Minimum Tax)

        1,110   Community Development Administration, Department                     12/11 at 100.00         Aaa          1,149,871
                 of Housing and Community Development, Maryland,
                 Multifamily Housing Revenue Bonds, Princess Anne
                 Apartments Project, Series 2001D, 5.450%, 12/15/33
                 (Alternative Minimum Tax)

        3,145   Community Development Administration, Department                     12/11 at 100.00         Aaa          3,257,968
                 of Housing and Community Development, Maryland,
                 Multifamily Development Revenue Bonds, Waters
                 Towers Senior Apartments, Series 2001F,
                 5.450%, 12/15/33 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department                      5/12 at 100.00         Aa2          1,043,110
                 of Housing and Community Development, Maryland,
                 Multifamily Housing Insured Mortgage Revenue Bonds,
                 Series 2002A, 5.300%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.4%

          500   Community Development Administration, Department                      3/07 at 101.50         Aa2            520,725
                 of Housing and Community Development, Maryland,
                 Residential Revenue Bonds, Series 1997B,
                 5.875%, 9/01/25 (Alternative Minimum Tax)

        1,000   Community Development Administration, Department                      9/10 at 100.00         Aa2          1,025,430
                 of Housing and Community Development, Maryland,
                 Residential Revenue Bonds, Series 2001H,
                 5.350%, 9/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.6%

        2,250   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          2,267,775
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit
                 Project, Series 1998, 4.750%, 1/01/12 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.1%

          730   Maryland Health and Higher Educational Facilities                     4/13 at 101.00         N/R            727,065
                 Authority, Revenue Bonds, Mercy Ridge Retirement
                 Community, Series 2003A, 6.000%, 4/01/35


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 44.8%

          755   Anne Arundel County, Maryland, General Obligation                     3/12 at 100.00         AA+            771,595
                 Bonds, Series 2002, 5.000%, 3/01/31

        1,500   Baltimore County, Maryland, General Obligation                        8/12 at 100.00         AAA          1,615,215
                 Consolidated Public Improvement Bonds, Series 2002,
                 5.000%, 8/01/18

                Cecil County, Maryland, General Obligation Bonds,
                Consolidated Public Improvement, Series 2001B:
          975    4.600%, 8/01/18                                                      8/11 at 101.00         AA-          1,008,199
        1,020    4.600%, 8/01/19                                                      8/11 at 101.00         AA-          1,046,071
          300    4.625%, 8/01/20                                                      8/11 at 101.00         AA-            306,324
          335    4.750%, 8/01/21                                                      8/11 at 101.00         AA-            344,112

        1,000   Frederick County, Maryland, General Obligation Public                11/12 at 101.00          AA          1,064,750
                 Facilities Bonds, Series 2002, 5.000%, 11/01/20

        3,000   Frederick County, Maryland, General Obligation Public                12/10 at 101.00          AA          3,276,030
                 Facilities Bonds, Series 2000, 5.200%, 12/01/19

          510   Frederick, Maryland, General Obligation Refunding and                12/11 at 101.00         AA-            532,741
                 Improvement Bonds, Series 2001, 4.750%, 12/01/19

          750   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA            823,485
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15

                State of Maryland, General Obligation Bonds, State and Local
                Facilities Loan of 2001, First Series:
        2,445    5.500%, 3/01/11                                                        No Opt. Call         AAA          2,832,264
        1,500    5.500%, 3/01/12                                                        No Opt. Call         AAA          1,737,000

        4,730   Montgomery County, Maryland, General Obligation Refunding            10/11 at 101.00         AAA          5,247,698
                 Bonds, Consolidated Public Improvement,
                 Series 2001, 5.250%, 10/01/18

                Prince George's County, Maryland, General Obligation
                Consolidated Public Improvement Bonds, Series 2001:
        1,000    5.250%, 12/01/20 - FGIC Insured                                     12/11 at 101.00         AAA          1,084,700
        2,820    5.250%, 12/01/21 - FGIC Insured                                     12/11 at 101.00         AAA          3,042,808


                                       29


                            Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,000   Puerto Rico, Public Improvement General Obligation                    7/11 at 100.00         AAA        $ 2,065,580
                 Refunding Bonds, Series 2001, 5.000%, 7/01/24 -
                 FSA Insured

        1,500   Puerto Rico, Public Improvement General Obligation                      No Opt. Call          A-          1,629,240
                 Bonds, Series 2002A, 5.500%, 7/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.1%

          750   Anne Arundel County, Maryland, General Obligation Bonds,              8/09 at 101.00         AA+            765,825
                 Consolidated Water and Sewer, Series 1999,
                 4.500%, 8/01/19

          815   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            820,909
                 Revenue Bonds, Parole Town Center Project,
                 Series 2002, 5.000%, 7/01/12

                Baltimore County, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                      8/11 at 101.00         AA+          1,671,988
        1,660    5.000%, 8/01/21                                                      8/11 at 101.00         AA+          1,747,714

          530   Baltimore Board of School Commissioners, Maryland,                    5/13 at 100.00         AA+            581,076
                 City Public School System Revenue Bonds, Series 2003A,
                 5.000%, 5/01/15

        1,000   Department of Transportation, State of Maryland,                        No Opt. Call          AA          1,158,590
                 County Transportation Revenue Bonds, Series 2002,
                 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          1,535,960
                 Revenue Bonds, Maryland Department of Transportation
                 Headquarters Building, Series 2002, 5.375%, 6/01/19

        1,000   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA          1,055,170
                 West Germantown Development District, Senior
                 Series 2002A, 5.500%, 7/01/27 - RAAI Insured

          700   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA            811,608
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,100   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          1,167,188
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/21 -
                 AMBAC Insured

          800   Puerto Rico Public Finance Corporation, Commonwealth                  8/11 at 100.00         AAA            838,632
                 Appropriation Bonds, Series 2001A, 5.000%, 8/01/21 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.2%

                Maryland Health and Higher Educational Facilities Authority,
                Parking Revenue Bonds, The Johns Hopkins Medical Institutions
                Issue of 2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            662,552
        2,775    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA          2,813,378

        1,000   Washington Metropolitan Area Transit Authority, District                No Opt. Call         AAA          1,117,200
                 of Columbia, Gross Revenue Bonds, Series 2003,
                 5.000%, 1/01/12 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 13.5%

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,188,380
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

        1,260   Maryland Health and Higher Educational Facilities                       No Opt. Call         AAA          1,387,600
                 Authority, Revenue Bonds, Helix Health Issue,
                 Series 1997, 5.000%, 7/01/17 - AMBAC Insured

        1,365   Maryland Transportation Authority, Transportation                       No Opt. Call         AAA          1,654,953
                 Facilities Project Revenue Refunding Bonds, First Series,
                 6.800%, 7/01/16

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,362,480
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.3%

$       1,000   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA        $ 1,057,190
                 5.250%, 10/01/34 - MBIA Insured

        1,000   Maryland Energy Financing Administration, Limited                     9/05 at 102.00         N/R          1,016,380
                 Obligation Cogeneration Revenue Bonds, AES Warrior
                 Run Project, Series 1995, 7.400%, 9/01/19 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$      88,850   Total Long-Term Investments (cost $90,310,383) - 148.0%                                                  93,963,216
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.4%                                                                      1,507,714
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $63,470,930
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       31


                            Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.6%

$       2,895   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 2,763,364
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.2%

          225   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3            231,739
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

        1,250   Maryland Economic Development Corporation, Student                   10/13 at 100.00        Baa3          1,261,650
                 Housing Revenue Bonds, University of Maryland at
                 Baltimore, Series 2003A, 5.625%, 10/01/23

        2,040   Maryland Health and Higher Educational Facilities                    10/09 at 101.00           A          2,060,808
                 Authority, Revenue Bonds, Loyola College Issue,
                 Series 1999, 5.000%, 10/01/39

        1,000   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          AA          1,018,130
                 Authority, Revenue Bonds, The Johns Hopkins
                 University, Series 2002A, 5.000%, 7/01/32

        1,500   Morgan State University, Maryland, Academic and                       7/13 at 100.00         AAA          1,541,940
                 Auxiliary Fees Revenue Bonds, Series 2003A,
                 5.000%, 7/01/32 - FGIC Insured

          985   University of Maryland System, Auxiliary Facility and                 4/11 at 100.00         AA+            997,184
                 Tuition Revenue Bonds, Series 2001B, 4.625%, 4/01/21

                University of Maryland System, Auxiliary Facility and
                Tuition Revenue Bonds, Series 2002A:
        1,000    5.000%, 4/01/09                                                        No Opt. Call         AA+          1,119,630
        2,000    5.125%, 4/01/22                                                      4/12 at 100.00         AA+          2,102,780

                University of Maryland System, Auxiliary Facility and
                Tuition Revenue Bonds, Series 2003A:
        1,000    5.000%, 4/01/15                                                      4/13 at 100.00         AA+          1,093,980
        1,000    5.000%, 4/01/19                                                      4/13 at 100.00         AA+          1,063,220


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.7%

        3,000   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          3,245,580
                 Revenue Bonds, Medlantic/Helix Issue, Series 1998B,
                 5.250%, 8/15/38 - AMBAC Insured

        1,000   Maryland Health and Higher Educational Facilities                     7/08 at 101.00         AAA          1,020,290
                 Authority, Revenue Bonds, Anne Arundel Medical
                 Center Issue, Series 1998, 5.125%, 7/01/33 -
                 FSA Insured

        1,000   Maryland Health and Higher Educational Facilities                     5/11 at 100.00         AA-          1,022,790
                 Authority, Revenue Bonds, The Johns Hopkins
                 Hospital Issue, Series 2001, 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities                     7/11 at 100.00          A+          1,001,210
                 Authority, Revenue Bonds, Greater Baltimore Medical
                 Center, Series 2001, 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          A3          1,005,130
                 Authority, Revenue Bonds, Frederick Memorial
                 Hospital, Series 2002, 5.125%, 7/01/35

        1,845   Maryland Health and Higher Educational Facilities                     7/12 at 100.00          A3          1,903,191
                 Authority, Revenue Bonds, Union Hospital of Cecil
                 County, Series 2002, 5.625%, 7/01/32

          775   Maryland Health and Higher Educational Facilities Authority,          1/13 at 101.00        Baa1            782,928
                 Revenue Refunding Bonds, Adventist Healthcare,
                 Series 2003A, 5.750%, 1/01/25

        1,355   Maryland Health and Higher Educational Facilities                     7/13 at 100.00        Baa2          1,370,528
                 Authority, Revenue Bonds, Kennedy Krieger Issue,
                 Series 2003, 5.500%, 7/01/33


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 20.3%

        4,000   Community Development Administration, Maryland                        7/12 at 100.00         Aa2          4,034,360
                 Department of Housing and Community Development,
                 Housing Revenue Bonds, Series 2002B, 4.950%, 7/01/32
                 (Alternative Minimum Tax)

                Housing Opportunities Commission of Montgomery County,
                Maryland, Multifamily Housing Development Bonds:
          515    5.100%, 7/01/33 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa            522,128
        3,000    5.200%, 7/01/44 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa          3,041,130


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       3,000   Housing Authority of Prince George's County, Maryland,                2/13 at 102.00         AAA        $ 3,048,390
                 Mortgage Revenue Bonds, Series 2002A, GNMA
                 Collateralized Windsor Crossing Apartments Project,
                 5.150%, 8/20/33

        4,860   Housing Authority of Prince George's County, Maryland,               11/12 at 100.00         AAA          4,984,513
                 Mortgage Revenue Bonds, Fairfield and Hillside Projects,
                 GNMA Collateralized, Series 2002A, 4.700%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.5%

        1,900   Northeast Maryland Waste Disposal Authority, Resource                 1/09 at 101.00         BBB          1,915,010
                 Recovery Revenue Bonds, Baltimore RESCO Retrofit
                 Project, Series 1998, 4.750%, 1/01/12 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.2%

          265   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00         N/R            217,300
                 Revenue Bonds, Collington Episcopal Life, Series 2001A,
                 6.750%, 4/01/23

          730   Maryland Health and Higher Educational Facilities Authority,          4/13 at 101.00         N/R            727,065
                 Revenue Bonds, Mercy Ridge Retirement Community,
                 Series 2003A, 6.000%, 4/01/35


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 36.4%

        1,000   Annapolis, Maryland, General Obligation Public Improvement            4/12 at 101.00          AA          1,031,890
                 Refunding Bonds, Series 2002, 4.375%, 4/01/17

        2,115   Baltimore County, Maryland, General Obligation                        8/12 at 100.00         AAA          2,343,843
                 Consolidated Public Improvement Bonds, Series 2002,
                 5.250%, 8/01/17

        1,000   Calvert County, Maryland, General Obligation Public                   1/12 at 101.00          AA          1,048,930
                 Improvement Bonds, Series 2002, 4.500%, 1/01/16

        1,260   Charles County, Maryland, General Obligation Consolidated             1/12 at 101.00          AA          1,324,852
                 Public Improvement Bonds, Series 2002, 4.400%, 1/15/16

                Frederick County, Maryland, General Obligation Public
                Facilities Bonds, Series 2002:
        1,830    5.000%, 11/01/20                                                    11/12 at 101.00          AA          1,948,492
        2,035    5.000%, 11/01/21                                                    11/12 at 101.00          AA          2,154,292
        2,500    5.000%, 11/01/22                                                    11/12 at 101.00          AA          2,631,325

        1,210   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,248,333
                 Bonds, Series 2001A, 4.750%, 2/15/19

        1,215   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA          1,334,046
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/15

        2,000   State of Maryland, General Obligation Bonds, State and                  No Opt. Call         AAA          2,276,860
                 Local Facilities Loan, Series 2002B, 5.250%, 2/01/10

        2,000   Montgomery County, Maryland, General Obligation                       2/12 at 101.00         AAA          2,128,860
                 Consolidated Public Improvements Bonds, Series 2002A,
                 5.000%, 2/01/20

        5,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00          AA          4,938,450
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.300%, 9/15/21

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00          AA          1,085,310
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

        1,430   Puerto Rico, Public Improvement General Obligation                    7/11 at 100.00         AAA          1,482,038
                 Refunding Bonds, Series 2001, 5.125%, 7/01/30 -
                 FSA Insured

        1,000   St. Mary's County, Maryland, General Obligation                         No Opt. Call         AA-          1,117,610
                 Hospital Bonds of 2002, 5.000%, 10/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.0%

          500   Baltimore, Maryland, Convention Center Revenue Refunding              9/08 at 102.00         AAA            533,095
                 Bonds, Series 1998, 5.000%, 9/01/19 - MBIA Insured

        1,000   Baltimore Board of School Commissioners, Maryland, City               5/13 at 100.00         AA+          1,096,370
                 Public School System Revenue Bonds, Series 2003A,
                 5.000%, 5/01/15

        5,000   Department of Transportation, State of Maryland, County                 No Opt. Call          AA          5,792,950
                 Transportation Revenue Bonds, Series 2002,
                 5.500%, 2/01/16

        2,200   Maryland Economic Development Corporation, Lease                      6/12 at 100.50         AA+          2,236,190
                 Revenue Bonds, Maryland Department of Transportation
                 Headquarters Building, Series 2002, 4.750%, 6/01/22

        2,935   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+          3,230,936
                 Bonds, Montgomery County Wayne Avenue Parking
                 Project, Series 2002A, 5.250%, 9/15/16


                                       33


                            Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Maryland Stadium Authority, Montgomery County Conference
                Center Facilities Lease Revenue Bonds, Series 2003:
$       1,465    5.000%, 6/15/21                                                      6/13 at 100.00         AA+        $ 1,540,477
        1,620    5.000%, 6/15/23                                                      6/13 at 100.00         AA+          1,680,361

          700   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA            811,608
                 Highway Revenue Bonds, Series 2003AA,
                 5.500%, 7/01/19 - MBIA Insured

        3,500   Puerto Rico Infrastructure Financing Authority, Special               1/08 at 101.00         AAA          3,575,740
                 Tax Revenue Bonds, Series 1997A, 5.000%, 7/01/28 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed
                Government Facilities Revenue Bonds, Series 2002G:
        1,000    5.250%, 7/01/17                                                      7/12 at 100.00          A-          1,072,430
        1,205    5.250%, 7/01/20                                                      7/12 at 100.00          A-          1,267,443
        1,275    5.250%, 7/01/21                                                      7/12 at 100.00          A-          1,333,676

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,085,230
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          935   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            979,721
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 1.4%

        1,000   Washington Metropolitan Area Transit Authority, District                No Opt. Call         AAA          1,117,200
                 of Columbia, Gross Revenue Bonds, Series 2003,
                 5.000%, 1/01/12 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.7%

          385   Maryland Transportation Authority, Transportation Facilities            No Opt. Call         AAA            466,782
                 Project Revenue Refunding Bonds, First Series,
                 6.800%, 7/01/16

        5,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          5,453,100
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.1%

        1,250   Maryland Energy Financing Administration Limited Obligation           9/05 at 102.00         N/R          1,270,475
                 Cogeneration Revenue Bonds, AES Warrior Run Project,
                 Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)

        4,025   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          4,226,371
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.4%

        2,570   City of Baltimore, Maryland, Wastewater Project Revenue               7/12 at 100.00         AAA          2,631,218
                 Refunding Bonds, Series 2002A, 5.125%, 7/01/42 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     109,300   Total Long-Term Investments (cost $113,136,778) - 148.5%                                                114,592,472
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      1,563,344
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.5)%                                                        (39,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $77,155,816
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.


                                       34


                            Nuveen Virginia Premium Income Municipal Fund (NPV)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.2%

$       1,660   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 1,584,520
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.1%

        3,500   Alexandria Industrial Development Authority, Virginia,               10/10 at 101.00         AAA          3,974,845
                 Fixed Rate Revenue Bonds, Institute for Defense
                 Analyses, Series 2000A, 5.900%, 10/01/30 -
                 AMBAC Insured

                Danville Industrial Development Authority, Virginia, Student
                Housing Revenue Bonds, Collegiate Housing Foundation, Averett
                College Project, Series 1999A:
          500    6.875%, 6/01/20                                                      6/09 at 102.00         N/R            477,265
        1,500    7.000%, 6/01/30                                                      6/09 at 102.00         N/R          1,419,945

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            994,840
                 Virginia, Educational Facilities Revenue Bonds, The
                 Catholic Diocese of Arlington, Series 2003,
                 5.500%, 10/01/33 (WI, Settling 12/10/03)

          500   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            527,995
                 Revenue Refunding and Improvement Bonds,
                 Series 1999, 6.000%, 10/15/28

          500   Industrial Development Authority of Rockbridge County,                7/11 at 100.00          B2            446,045
                 Virginia, Virginia Horse Center Revenue and Refunding
                 Bonds, Series 2001C, 6.850%, 7/15/21

        2,000   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,040,440
                 Revenue Bonds, Public Higher Education Financing
                 Program, Series 2001A, 5.000%, 9/01/26

        3,000   Virginia College Building Authority, Educational Facilities          11/04 at 100.00         Aa1          3,113,370
                 Revenue Bonds, University of Richmond Project,
                 Series 1994, 5.550%, 11/01/19 (Optional put 11/01/04)

        1,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         AAA          1,099,220
                 Revenue Bonds, Washington and Lee University
                 Project, Series 1998, 5.250%, 1/01/31 - MBIA Insured

        1,000   Virginia College Building Authority, Educational Facilities           4/10 at 101.00          A+          1,109,570
                 Revenue Bonds, Hampton University Project, Series 2000,
                 6.000%, 4/01/20


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 24.3%

        2,000   Albemarle County Industrial Development Authority,                   10/12 at 100.00          A2          1,983,940
                 Virginia, Hospital Revenue Bonds, Martha Jefferson
                 Hospital, Series 2002, 5.250%, 10/01/35

        2,000   Danville Industrial Development Authority, Virginia,                    No Opt. Call         AAA          2,235,580
                 Hospital Revenue Bonds, Danville Regional Medical
                 Center, Series 1998, 5.200%, 10/01/18 -
                 AMBAC Insured

        4,850   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call          AA          5,057,629
                 Hospital Revenue Refunding Bonds, Inova Health
                 System Hospitals Project, Series 1993A, 5.000%, 8/15/23

        1,200   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3          1,200,792
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        4,650   Hanover County Industrial Development Authority,                      8/05 at 102.00         AAA          4,925,280
                 Virginia, Hospital Revenue Bonds, Bon Secours Health
                 System Projects, Series 1995, 5.500%, 8/15/25 -
                 MBIA Insured

        1,500   Henrico County Economic Development Authority,                       11/12 at 100.00          A-          1,541,985
                 Virginia, Revenue Bonds, Bon Secours Health System
                 Inc., Series 2002A, 5.600%, 11/15/30

        1,500   Henrico County Industrial Development Authority,                        No Opt. Call         AAA          1,820,850
                 Virginia, Healthcare Revenue Bonds, Bon Secours
                 Health System Inc., Series 1996, 6.250%, 8/15/20 -
                 MBIA Insured

                Loudoun County Industrial Development Authority, Virginia,
                Loudoun Hospital Center Revenue Bonds, Series 2002A:
          375    6.000%, 6/01/22                                                      6/12 at 101.00        BBB-            386,918
          800    6.100%, 6/01/32                                                      6/12 at 101.00        BBB-            819,288

        2,260   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          2,283,956
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33


                                       35


                            Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       4,750   Medical College of Virginia Hospitals Authority, General              7/08 at 102.00         AAA        $ 4,876,350
                 Revenue Bonds, Series 1998, 5.125%, 7/01/23 -
                 MBIA Insured

        2,500   Industrial Development Authority of the City of Norfolk,             11/04 at 102.00          AA          2,664,650
                 Virginia, Hospital Revenue and Refunding Bonds, Sentara
                 Hospitals-Norfolk, Series 1994A, 6.500%, 11/01/13

        3,000   Industrial Development Authority of the County of Roanoke,            7/12 at 100.00         AAA          3,275,340
                 Virginia, Hospital Revenue Bonds, Carilion Health System,
                 Series 2002A, 5.500%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.5%

          455   Arlington County Industrial Development Authority, Virginia,          7/05 at 102.00           A            476,749
                 Multifamily Housing Mortgage Revenue Bonds, Arlington
                 Housing Corporation, Series 1995, 5.700%, 7/01/07

        1,495   Arlington County Industrial Development Authority, Virginia,          5/10 at 100.00         Aaa          1,589,992
                 Multifamily Housing Revenue Bonds, Patrick Henry
                 Apartments Project, Series 2000, 6.050%, 11/01/32
                 (Alternative Minimum Tax) (Mandatory put 11/01/20)

        4,445   Hampton Redevelopment and Housing Authority, Virginia,                1/04 at 101.00         A-1          4,553,814
                 Multifamily Housing Revenue Refunding  Bonds, Chase
                 Hampton II Apartments, Series 1994, 7.000%, 7/01/24
                 (Mandatory put 7/01/04)

        1,495   Henrico County Economic Development Authority, Virginia,              7/09 at 102.00         AAA          1,639,701
                 GNMA Mortgage-Backed Securities Beth Sholom Assisted
                 Living Revenue Bonds, Series 1999A, 5.900%, 7/20/29

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia,              4/10 at 102.00         AAA          1,024,210
                 Vistas Revenue Bonds - GNMA Mortgage-Backed
                 Securities Financing, Series 2000A, 6.200%, 1/20/40
                 (Alternative Minimum Tax)

        2,355   Suffolk Redevelopment and Housing Authority, Virginia,                1/04 at 100.00         AAA          2,356,225
                 Mortgage Revenue Refunding Bonds, FHA-Insured
                 Mortgage Loan - Wilson Pines Apartments Section 8
                 Assisted Project, Series 1993, 6.125%, 1/01/23 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5%

        1,000   Puerto Rico Housing Finance Authority, Home Mortgage                  6/13 at 100.00         AAA          1,006,810
                 Revenue Bonds, Mortgage-Backed Securities Program,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,019,500
                 Mortgage Bonds, Series 2001H, Subseries H-1,
                 5.350%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.5%

        2,000   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB          2,071,040
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia, Inc. Project, Series 1999,
                 4.875%, 2/01/09 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.6%

                Winchester Industrial Development Authority, Virginia,
                Residential Care Facility First Mortgage Revenue Bonds,
                Westminster-Canterbury of Winchester Inc., Series 1998:
        1,350    5.750%, 1/01/18                                                      1/04 at 101.00         N/R          1,281,231
        1,000    5.750%, 1/01/27                                                      1/04 at 101.00         N/R            908,670


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.2%

          500   Industrial Development Authority of the County of Bedford,            2/08 at 102.00         Ba3            416,625
                 Virginia, Industrial Development Refunding Revenue
                 Bonds, Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax)

        1,900   Industrial Development Authority of the County                       12/09 at 101.00         Ba3          1,782,485
                 of Bedford, Virginia, Industrial Development Refunding
                 Revenue Bonds, Nekoosa Packaging Corporation,
                 Series 1999A, 6.550%, 12/01/25 (Alternative Minimum Tax)

        1,000   Goochland County Industrial Development Authority,                   12/08 at 101.00         Ba3            838,770
                 Virginia, Industrial Development Revenue Refunding
                 Bonds, Nekoosa Packaging Corporation Project,
                 Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.0%

                Chesapeake, Virginia, General Obligation Water and
                Sewer Bonds, Series 2003B:
$       1,880    5.000%, 6/01/21                                                      6/13 at 100.00          AA        $ 1,979,565
        2,060    5.000%, 6/01/23                                                      6/13 at 100.00          AA          2,141,391

                Hampton, Virginia, General Obligation Public Improvement
                Bonds, Series 2000:
          890    5.750%, 2/01/17                                                      2/10 at 102.00          AA          1,016,692
        2,000    6.000%, 2/01/20                                                      2/10 at 102.00          AA          2,322,000

        1,355   Harrisonburg, Virginia, General Obligation Bonds,                     7/12 at 101.00         AAA          1,444,728
                 Public Safety and Steam Plant, Series 2002,
                 5.000%, 7/15/19 - FGIC Insured

          585   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         AA+            624,979
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

                Newport News, Virginia, General Obligation Bonds,
                Series 2002A, General Improvement and Water Projects:
        2,770    5.000%, 7/01/19                                                      7/13 at 100.00          AA          2,953,513
        1,000    5.000%, 7/01/20                                                      7/13 at 100.00          AA          1,058,130

        1,400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,486,128
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,430   City of Roanoke, Virginia, General Obligation Public                 10/12 at 101.00          AA          1,552,851
                 Improvement Bonds, Series 2002A, 5.000%, 10/01/17

        1,425   City of Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00         AA+          1,504,885
                 Improvement Bonds, Series 2001, 5.000%, 6/01/20

        2,155   City of Virginia Beach, Virginia, General Obligation Bonds,           5/13 at 100.00         AA+          2,368,043
                 Series 2003B, 5.000%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.1%

          750   Bristol, Virginia, General Obligation Utility System Revenue         11/12 at 102.00         AAA            792,608
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured

                Cumberland County, Virginia, Certificates of Participation,
                Series 1997:
        1,075    6.200%, 7/15/12                                                        No Opt. Call         N/R          1,170,826
        1,350    6.375%, 7/15/17                                                        No Opt. Call         N/R          1,497,825

          500   Dinwiddie County Industrial Development Authority,                    2/07 at 102.00         N/R            521,005
                 Virginia, Lease Revenue Bonds, Dinwiddie County
                 School Facilities Project, Series 1997A, 6.000%, 2/01/18

                Fairfax County Economic Development Authority, Virginia, Lease
                Revenue Bonds, Laurel Hill Public Facilities Project, Series
                2003:
        2,260    5.000%, 6/01/14                                                      6/13 at 101.00         AA+          2,506,769
        2,165    5.000%, 6/01/22                                                      6/13 at 101.00         AA+          2,266,365

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 102.00          AA          1,169,660
                 Parking Revenue Bonds, Vienna II Metrorail Station
                 Project, First Series 1999, 6.000%, 9/01/18

                Greater Richmond Convention Center Authority, Virginia, Hotel
                Tax Revenue Bonds, Convention Center Expansion Project, Series
                2000:
          600    6.125%, 6/15/25                                                      6/10 at 101.00          A-            668,796
        2,000    6.125%, 6/15/29                                                      6/10 at 101.00          A-          2,229,320

        3,000   Hampton Roads Regional Jail Authority, Virginia, Regional             7/06 at 102.00         AAA          3,240,330
                 Jail Facility Revenue Bonds, Series 1996A,
                 5.500%, 7/01/24 - MBIA Insured

        1,230   Middlesex County Industrial Development Authority,                    8/09 at 102.00         AAA          1,398,953
                 Virginia, Lease Revenue Bonds, School Facilities Project,
                 Series 1999, 6.000%, 8/01/24 - MBIA Insured

        1,200   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          1,391,328
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        2,000   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00         AAA          2,052,600
                 Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 -
                 FSA Insured

                Puerto Rico Public Buildings Authority, Guaranteed
                Government Facilities Revenue Refunding Bonds,
                Series 2002D:
        1,000    5.250%, 7/01/27                                                      7/12 at 100.00          A-          1,030,130
        1,200    5.250%, 7/01/36                                                      7/12 at 100.00          A-          1,232,244


                                       37


                            Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,110   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA        $ 1,106,037
                 Virginia, Industrial Development Lease Revenue Bonds,
                 School Facilities Project, Series 2003B, 4.375%, 8/01/20 -
                 AMBAC Insured

        2,000   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          2,213,680
                 Taxes Loan Bonds, Series 1999A, 6.500%, 10/01/24

        2,250   Virginia College Building Authority, Educational Facilities           2/09 at 101.00         AA+          2,560,320
                 Revenue Bonds, 21st Century College Program,
                 Series 2000, 6.000%, 2/01/20

        2,000   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          2,075,260
                 Revenue Bonds, 21st Century College and Equipment
                 Program, Series 2002A, 5.000%, 2/01/22

        2,000   Virginia Public School Authority, School Financing Bonds,             8/10 at 101.00         AA+          2,112,720
                 1997 Resolution, Series 2000B, 5.000%, 8/01/18

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
        1,120    5.500%, 5/01/20 - FSA Insured                                        5/10 at 101.00         AAA          1,242,080
        3,060    5.500%, 5/01/30 - FSA Insured                                        5/10 at 101.00         AAA          3,314,837

        1,740   Virginia Resources Authority, Infrastructure Revenue                  5/11 at 101.00          AA          1,841,024
                 Bonds, Pooled Loan Bond Program, Series 2002A,
                 5.000%, 5/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.6%

        1,400   Metropolitan Washington Airports Authority, Virginia,                10/07 at 101.00         Aa3          1,439,256
                 Airport System Revenue Bonds, Series 1997A,
                 5.375%, 10/01/23

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          4,104,240
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

          530   Pocahontas Parkway Association, Virginia, Route 895                   8/08 at 102.00        Baa3            409,123
                 Connector Toll Road Senior Lien Revenue Bonds,
                 Series 1998A, 5.500%, 8/15/28

        2,500   Richmond Metropolitan Authority, Virginia, Expressway                   No Opt. Call         AAA          2,773,225
                 Revenue Refunding Bonds, Series 2002,
                 5.250%, 7/15/22 - FGIC Insured

        6,065   Virginia Port Authority, Port Facilities Revenue Bonds,               7/07 at 101.00         AAA          6,420,227
                 Series 1997, 5.600%, 7/01/27 (Alternative Minimum
                 Tax) - MBIA Insured

        2,000   Virginia Resources Authority, Airport Revolving Fund                  2/11 at 100.00         Aa2          2,101,620
                 Revenue Bonds, Series 2001A, 5.250%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 6.5%

        1,530   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,720,592
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,726,550
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        3,955   Virginia Resources Authority, Water and Sewer System                 10/07 at 100.00       AA***          4,481,213
                 Revenue Bonds, Sussex County Project, Series 1995A,
                 5.600%, 10/01/25 (Pre-refunded to 10/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.3%

                Bristol, Virginia, Utility System Revenue Refunding Bonds,
                Series 2003:
        1,705    5.250%, 7/15/14 - MBIA Insured                                       7/13 at 100.00         AAA          1,912,260
        1,800    5.250%, 7/15/15 - MBIA Insured                                       7/13 at 100.00         AAA          2,008,008
        2,775    5.250%, 7/15/23 - MBIA Insured                                       7/13 at 100.00         AAA          2,950,546

        2,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          2,546,825
                 Virginia, Exempt Facility Revenue Refunding Bonds,
                 UAE LP Project, Series 2002, 6.500%, 10/15/17

        3,500   City of Richmond, Virginia, Public Utility Revenue Refunding          1/08 at 101.00         AAA          3,580,465
                 Bonds, Series 1998A, 5.125%, 1/15/28 - FGIC Insured

                City of Richmond, Virginia, Public Utility Revenue Refunding
                Bonds, Series 2002:
          750   5.000%, 1/15/27 - FSA Insured                                         1/12 at 100.00         AAA            765,727
        1,600   5.000%, 1/15/33 - FSA Insured                                         1/12 at 100.00         AAA          1,625,008


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 18.4%

$       2,000   Fairfax County, Virginia, Sewer Revenue Bonds, Series 1996,           7/06 at 102.00         AAA        $ 2,200,640
                 5.875%, 7/15/28 - MBIA Insured

        2,000   Fairfax County Water Authority, Virginia, Water Revenue               4/10 at 101.00         AAA          2,190,020
                 Bonds, Series 2000, 5.625%, 4/01/25

                Fairfax County Water Authority, Virginia, Water Revenue
                Refunding Bonds, Series 2002:
        2,030    5.375%, 4/01/19                                                      4/12 at 100.00         AAA          2,220,942
        1,000    5.000%, 4/01/27                                                      4/12 at 100.00         AAA          1,024,680

        1,650   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          1,680,146
                 Refunding Bonds, Series 1999, 5.000%, 5/01/28

        6,200   City of Norfolk, Virginia, Water Revenue Bonds, Series 1995,         11/05 at 102.00         AAA          6,791,852
                 5.875%, 11/01/20 - MBIA Insured

                City of Norfolk, Virginia, Water Revenue and Refunding
                Bonds, Series 2001:
        1,310    5.000%, 11/01/21 - FGIC Insured                                     11/11 at 100.00         AAA          1,359,846
        1,380    5.000%, 11/01/22 - FGIC Insured                                     11/11 at 100.00         AAA          1,425,057

        1,955   Rivanna Water and Sewer Authority, Virginia, Regional                10/09 at 101.00         Aa3          2,082,349
                 Water and Sewer System Revenue Bonds, Series 1999,
                 5.625%, 10/01/29

        1,000   Upper Occoquan Sewage Authority, Virginia, Regional                   1/04 at 102.00         AAA          1,022,640
                 Sewerage System Revenue Refunding Bonds,
                 Series 1993, 5.000%, 7/01/21 - FGIC Insured

        2,250   City of Virginia Beach, Virginia, Storm Water Utility                 9/10 at 101.00         Aa3          2,569,722
                 Revenue Bonds, Series 2000, 6.000%, 9/01/24

          500   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA            564,060
                 Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
------------------------------------------------------------------------------------------------------------------------------------
$     186,485   Total Long-Term Investments (cost $185,968,498) - 144.8%                                                197,610,896
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                      2,638,714
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.8)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                          $136,449,610
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       39


                            Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.8%

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$         150    5.000%, 5/15/22                                                      5/11 at 100.00        Baa2        $   150,228
          850    5.400%, 5/15/31                                                      5/11 at 100.00        Baa2            807,458

        1,400   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa2          1,279,614
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.0%

          500   Danville Industrial Development Authority, Virginia,                  3/11 at 102.00         N/R            498,025
                 Educational Facilities Revenue Bonds, Averett University
                 Project, Series 2001, 6.000%, 3/15/22

          500   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            497,420
                 Virginia, Educational Facilities Revenue Bonds, The
                 Catholic Diocese of Arlington, Series 2003,
                 5.500%, 10/01/33 (WI, settling 12/10/03)

          850   Prince William County Park Authority, Virginia, Park                 10/09 at 101.00          A3            897,592
                 Facilities Revenue Refunding and Improvement
                 Bonds, Series 1999, 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical, and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System
                Project, Series 1999:
          160    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            165,450
          320    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            323,581

          420   Industrial Development Authority of Rockbridge County,                  No Opt. Call          B2            376,879
                 Virginia, Virginia Horse Center Revenue and Refunding
                 Bonds, Series 2001B, 6.125%, 7/15/11

        1,000   Industrial Development Authority of Rockbridge County,                7/11 at 100.00          B2            892,090
                 Virginia, Virginia Horse Center Revenue and Refunding
                 Bonds, Series 2001C, 6.850%, 7/15/21

        1,325   Virginia College Building Authority, Educational Facilities           9/10 at 100.00         AA+          1,417,856
                 Revenue Bonds, Public Higher Education Financing
                 Program, Series 2000A, 5.000%, 9/01/17

          500   Virginia College Building Authority, Educational Facilities           7/08 at 101.00          AA            520,005
                 Revenue Refunding Bonds, Marymount University Project,
                 Series 1998, 5.100%, 7/01/18 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.8%

        1,000   Fauquier County Industrial Development Authority,                    10/12 at 102.00          AA          1,030,370
                 Virginia, Hospital Revenue Bonds, Fauquier Hospital,
                 Series 2002, 5.250%, 10/01/25 - RAAI Insured

        2,000   Fredericksburg Industrial Development Authority, Virginia,            6/07 at 102.00         AAA          2,169,980
                 Hospital Facilities Revenue Refunding Bonds, MediCorp
                 Health System Obligated Group, Series 1996,
                 5.250%, 6/15/16 - AMBAC Insured

          500   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            500,330
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

          500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-            513,995
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

          535   Loudoun County Industrial Development Authority,                      6/05 at 102.00         AAA            571,610
                 Virginia, Hospital Revenue Bonds, Loudoun Hospital
                 Center, Series 1995, 5.800%, 6/01/26 - FSA Insured

          425   Loudoun County Industrial Development Authority,                      6/12 at 101.00        BBB-            438,507
                 Virginia, Loudoun Hospital Center Revenue Bonds,
                 Series 2002A, 6.000%, 6/01/22

        1,000   Industrial Development Authority of the City of                       1/08 at 101.00          A+          1,010,920
                 Lynchburg, Virginia, Healthcare Facilities Revenue and
                 Refunding Bonds, Centra Health, Series 1998,
                 5.200%, 1/01/23

          675   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2            682,155
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33

        1,000   Industrial Development Authority of the City of Norfolk,              8/07 at 102.00         AAA          1,025,950
                 Virginia, Health Care Revenue Bonds, Bon Secours
                 Health System, Series 1997, 5.250%, 8/15/26 -
                 MBIA Insured

          800   Industrial Development Authority of the City of Norton,              12/11 at 101.00           A            856,824
                 Virginia, Hospital Revenue Bonds, Norton Community
                 Hospital Refunding and Improvement, Series 2001,
                 6.000%, 12/01/22 - ACA Insured


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5%

$       1,000   Industrial Development Authority of Arlington County,                11/11 at 102.00         AAA        $ 1,031,330
                 Virginia, Multifamily Housing Mortgage Revenue Bonds,
                 Arlington View Terrace Apartments, Series 2001,
                 5.150%, 11/01/31 (Alternative Minimum Tax)
                 (Mandatory put 11/01/19)

        1,000   Virginia Housing Development Authority, Rental Housing               10/10 at 100.00         AA+          1,047,560
                 Bonds, Series 2000G, 5.625%, 10/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.2%

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,019,500
                 Mortgage Bonds, Series 2001H, Subseries H-1,
                 5.350%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.2%

        1,000   Albemarle County Industrial Development Authority,                    1/12 at 100.00         N/R          1,013,120
                 Virginia, Residential Care Facility Revenue Bonds,
                 Westminster Canterbury of the Blue Ridge First
                 Mortgage, Series 2001, 6.200%, 1/01/31

                James City County Industrial Development Authority, Virginia,
                Residential Care Facility First Mortgage Revenue Refunding
                Bonds, Williamsburg Landing Inc., Series 2003A:
        1,000    6.000%, 3/01/23                                                      3/12 at 101.00         N/R          1,008,720
          400    6.125%, 3/01/32                                                      3/12 at 101.00         N/R            403,892


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.5%

           25   Industrial Development Authority of the County of                     2/08 at 102.00         Ba3             20,831
                 Bedford, Virginia, Industrial Development Refunding
                 Revenue Bonds, Nekoosa Packaging Corporation,
                 Series 1998, 5.600%, 12/01/25 (Alternative
                 Minimum Tax)

           20   Industrial Development Authority of the County of                    12/09 at 101.00         Ba3             18,763
                 Bedford, Virginia, Industrial Development Refunding
                 Revenue Bonds, Nekoosa Packaging Corporation,
                 Series 1999A, 6.550%, 12/01/25 (Alternative
                 Minimum Tax)

          220   Goochland County Industrial Development Authority,                   12/08 at 101.00         Ba3            184,529
                 Virginia, Industrial Development Revenue Refunding
                 Bonds, Nekoosa Packaging Corporation Project,
                 Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.9%

        2,000   Chesterfield County, Virginia, General Obligation Public              1/11 at 100.00         AAA          2,089,460
                 Improvement Bonds, Series 2001, 5.000%, 1/15/21

        3,310   Town of Leesburg, Virginia, General Obligation Public                 1/11 at 101.00         AAA          3,504,396
                 Improvement Bonds, Series 2000, 5.125%, 1/15/21 -
                 FGIC Insured

        1,540   Loudoun County, Virginia, General Obligation Public                   1/11 at 101.00         AA+          1,657,055
                 Improvement Bonds, Series 2001B, 5.250%, 1/01/20

        1,000   Newport News, Virginia, General Obligation Bonds,                     5/10 at 102.00          AA          1,132,470
                 Series 2000A, 5.625%, 5/01/16

          320   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            339,686
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,300   City of Richmond, Virginia, General Obligation Public                 1/10 at 101.00         AAA          1,340,144
                 Improvement and Refunding Bonds, Series 1999A,
                 5.125%, 1/15/24 - FSA Insured

        2,425   City of Virginia Beach, Virginia, General Obligation Public           6/11 at 101.00         AA+          2,548,166
                 Improvement Bonds, Series 2001, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.2%

          350   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R            350,592
                 Special Assessment Bonds, Series 2003A,
                 6.750%, 3/01/22

          500   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            489,830
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

          500   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA            579,720
                 Highway Revenue Bonds, Series 2003AA,
                 5.500%, 7/01/19 - MBIA Insured

        1,000   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA          1,045,250
                 Virginia, Industrial Development Lease Revenue Bonds,
                 School Facilities Project, Series 2003B, 5.125%, 8/01/23 -
                 AMBAC Insured

          960   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB          1,067,501
                 Taxes Loan Bonds, Series 1999A, 6.375%, 10/01/19


                                       41


                            Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         500   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+        $   518,815
                 Revenue Bonds, 21st Century College and Equipment
                 Program, Series 2002A, 5.000%, 2/01/22

          430   Virginia Commonwealth Transportation Board,                           5/07 at 101.00         AA+            459,992
                 Transportation Revenue Refunding Bonds, Northern
                 Virginia Transportation District Program, Series 1997B,
                 5.125%, 5/15/19

        2,000   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,121,860
                 1997 Resolution, Series 2001A, 5.000%, 8/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 24.4%

        1,750   Capital Region Airport Authority, Richmond, Virginia,                 7/05 at 102.00         AAA          1,879,308
                 Airport Revenue Bonds, International Airport Projects,
                 Series 1995A, 5.625%, 7/01/20 - AMBAC Insured

        1,000   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          1,121,580
                 General Resolution District Revenue Refunding Bonds,
                 Series 1998, 5.500%, 7/01/25 - MBIA Insured

        3,000   Metropolitan Washington D.C. Airports Authority,                     10/11 at 101.00         AAA          3,149,880
                 Airport System Revenue Bonds, Series 2001A,
                 5.500%, 10/01/27 (Alternative Minimum Tax) -
                 MBIA Insured

          250   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA            258,008
                 System Revenue Bonds, Series 2001B,
                 5.000%, 10/01/21 - MBIA Insured

        1,500   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          1,539,090
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

                Pocahontas Parkway Association, Virginia, Senior Lien Revenue
                Bonds, Route 895 Connector Toll Road, Series 1998A:
           25    5.000%, 8/15/05                                                        No Opt. Call        Baa3             24,708
          200    5.250%, 8/15/07                                                        No Opt. Call        Baa3            193,634
          200    5.500%, 8/15/28                                                      8/08 at 102.00        Baa3            154,386

          500   Richmond Metropolitan Authority, Virginia, Expressway                   No Opt. Call         AAA            554,645
                 Revenue Refunding Bonds, Series 2002,
                 5.250%, 7/15/22 - FGIC Insured

        1,225   Virginia Resources Authority, Airport Revolving Fund                  2/11 at 100.00         Aa2          1,287,242
                 Revenue Bonds, Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airports Revolving Fund                 2/11 at 100.00         Aa2          1,263,138
                 Revenue Bonds, Series 2001B, 5.125%, 8/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 8.5%

          610   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            685,988
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,500    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,638,735
        1,500    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,635,930


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.0%

        1,000   Bristol, Virginia, Utility System Revenue Refunding Bonds,            7/11 at 102.00         AAA          1,062,370
                 Series 2001, 5.000%, 7/15/21 - FSA Insured

        1,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          1,018,730
                 Virginia, Exempt Facility Revenue Refunding Bonds,
                 UAE LP Project, Series 2002, 6.500%, 10/15/17

        1,725   Puerto Rico Electric Power Authority, Power Revenue                   7/05 at 100.00          A-          1,799,623
                 Refunding Bonds, Series Z, 5.250%, 7/01/21

                City of Richmond, Virginia, Public Utility Revenue Refunding
                Bonds, Series 2002:
          500    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA            510,485
        1,200    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,218,756


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.3%

        2,000   Fairfax County Water Authority, Virginia, Water Revenue                 No Opt. Call         AAA          2,173,620
                 Refunding Bonds, Series 1997, 5.000%, 4/01/21

        2,000   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          2,069,480
                 Refunding Bonds, Series 1999, 5.000%, 5/01/22

          520   Prince William County Service Authority, Virginia, Water              7/09 at 101.00         AAA            577,730
                 and Sewer System Revenue Bonds, Series 1999,
                 5.500%, 7/01/19 - FGIC Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,680   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA        $ 1,844,974
                 Fund Revenue Bonds, Series 2000, 5.400%, 10/01/20
------------------------------------------------------------------------------------------------------------------------------------
$      66,345   Total Long-Term Investments (cost $66,546,419) - 148.3%                                                  69,282,061
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1%

          500   Puerto Rico Government Development Bank, Adjustable                                          A-1            500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.010%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $67,046,419) - 149.4%                                                            69,782,061
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                        914,795
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.4)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $46,696,856
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                   (WI)  Security purchased on a when-issued basis.

                      + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       43


                            Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
                            Portfolio of
                                    INVESTMENTS November 30, 2003 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.4%

$       1,245   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB        $ 1,188,390
                 Asset-Backed Refunding Bonds, Series 2002,
                 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 5.9%

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 101.00         Aaa          1,068,520
                 Revenue Bonds, National Wildlife Federation Project,
                 Series 1999, 5.375%, 9/01/29 - MBIA Insured

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            994,840
                 Virginia, Educational Facilities Revenue Bonds, The
                 Catholic Diocese of Arlington, Series 2003,
                 5.500%, 10/01/33 (WI, settling 12/10/03)

        3,000   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00         BBB          3,110,460
                 Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Refunding Bonds, Ana G.
                 Mendez University System Project, Series 2002,
                 5.375%, 12/01/21


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.2%

        1,500   Albemarle County Industrial Development Authority,                   10/12 at 100.00          A2          1,487,955
                 Virginia, Hospital Revenue Bonds, Martha Jefferson
                 Hospital, Series 2002, 5.250%, 10/01/35

        1,215   Danville Industrial Development Authority, Virginia,                    No Opt. Call         AAA          1,358,115
                 Hospital Revenue Bonds, Danville Regional Medical
                 Center, Series 1998, 5.200%, 10/01/18 -
                 AMBAC Insured

        3,000   Fauquier County Industrial Development Authority,                    10/12 at 102.00          AA          3,091,110
                 Virginia, Hospital Revenue Bonds, Fauquier Hospital,
                 Series 2002, 5.250%, 10/01/25 - RAAI Insured

          800   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            800,528
                 Revenue Bonds, MediCorp Health System,
                 Series 2002B, 5.125%, 6/15/33

        1,000   Henrico County Economic Development Authority,                       11/12 at 100.00          A-          1,027,990
                 Virginia, Revenue Bonds, Bon Secours Health System
                 Inc., Series 2002A, 5.600%, 11/15/30

        1,000   Industrial Development Authority of Loudoun County,                   6/05 at 102.00         AAA          1,068,430
                 Virginia, Hospital Revenue Bonds, Loudoun Hospital
                 Center, Series 1995, 5.800%, 6/01/26 - FSA Insured

                Loudoun County Industrial Development Authority,
                Virginia, Loudoun Hospital Center Revenue Bonds,
                Series 2002A:
          250    6.000%, 6/01/22                                                      6/12 at 101.00        BBB-            257,945
          600    6.100%, 6/01/32                                                      6/12 at 101.00        BBB-            614,466

        1,355   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          1,369,363
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33

        1,200   Industrial Development Authority of the City of Norton,              12/11 at 101.00           A          1,285,236
                 Virginia, Hospital Revenue Bonds, Norton Community
                 Hospital Refunding and Improvement, Series 2001,
                 6.000%, 12/01/22 - ACA Insured

        1,000   Industrial Development Authority of the County of                    10/08 at 102.00         Aaa          1,047,150
                 Prince William, Virginia, Hospital Facility Refunding
                 Revenue Bonds, Potomac Hospital Corporation of
                 Prince William, Series 1998, 5.000%, 10/01/18 -
                 FSA Insured

        3,915   Industrial Development Authority of the County of                     7/12 at 100.00         AAA          4,256,662
                 Roanoke, Virginia, Hospital Revenue Bonds, Carilion
                 Health System, Series 2002A, 5.500%, 7/01/20 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 8.7%

        7,485   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          7,630,958
                 Mortgage Bonds, 2001 Series H, Subseries H-1,
                 5.350%, 7/01/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

                James City County Industrial Development Authority, Virginia,
                Residential Care Facility First Mortgage Revenue Refunding
                Bonds, Williamsburg Landing Inc., Series 2003A:
        1,500    6.000%, 3/01/23                                                      3/12 at 101.00         N/R          1,513,080
          600    6.125%, 3/01/32                                                      3/12 at 101.00         N/R            605,838


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 0.5%

$          40   Industrial Development Authority of the County of                     2/08 at 102.00         Ba3        $    33,330
                 Bedford, Virginia, Industrial Development Refunding
                 Revenue Bonds, Nekoosa Packaging Corporation,
                 Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)

          460   Goochland County Industrial Development Authority,                   12/08 at 101.00         Ba3            385,834
                 Virginia, Industrial Development Revenue Refunding
                 Bonds, Nekoosa Packaging Corporation Project,
                 Series 1998, 5.650%, 12/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 28.0%

        1,750   Chesapeake, Virginia, General Obligation Public Improvement          12/11 at 100.00          AA          1,975,137
                 Refunding Bonds, Series 2001, 5.500%, 12/01/16

        1,730   Loudoun County, Virginia, General Obligation Public                  11/11 at 101.00         AA+          1,792,367
                 Improvement Bonds, Series 2001C, 4.500%, 11/01/17

          540   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         AA+            576,904
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22

        1,840   Newport News, Virginia, General Obligation Bonds,                     7/13 at 100.00          AA          1,946,959
                 Series 2002A, General Improvement and Water
                 Projects, 5.000%, 7/01/20

        1,000   Newport News, Virginia, General Obligation Bonds,                    11/13 at 100.00          AA          1,046,570
                 Series 2003B, 5.000%, 11/01/22

          525   City of Portsmouth, Virginia, General Obligation Public               6/08 at 100.00         AAA            549,213
                 Utility Refunding Bonds, Series 2001B, 5.000%, 6/01/21 -
                 FGIC Insured

                Powhatan County, Virginia, General Obligation Bonds,
                Series 2001:
          660    5.000%, 1/15/23 - AMBAC Insured                                      1/11 at 101.00         AAA            680,638
        1,000    5.000%, 1/15/27 - AMBAC Insured                                      1/11 at 101.00         AAA          1,020,970

                City of Roanoke, Virginia, General Obligation Public
                Improvement Bonds, Series 2002A:
        2,400    5.000%, 10/01/18                                                    10/12 at 101.00          AA          2,584,440
        2,435    5.000%, 10/01/19                                                    10/12 at 101.00          AA          2,601,724

        1,280   City of Roanoke, Virginia, General Obligation Public                 10/12 at 101.00         AAA          1,384,845
                 Improvement Bonds, Series 2002B, 5.000%, 10/01/15
                 (Alternative Minimum Tax) - FGIC Insured

                City of Salem, Virginia, General Obligation Public
                Improvement Bonds, Series 2002:
        1,145    5.375%, 1/01/21                                                      1/12 at 100.00         Aa3          1,234,402
        1,200    5.375%, 1/01/22                                                      1/12 at 100.00         Aa3          1,287,744
        1,260    5.375%, 1/01/23                                                      1/12 at 100.00         Aa3          1,345,037
        1,325    5.375%, 1/01/24                                                      1/12 at 100.00         Aa3          1,407,004

        1,500   City of Virginia Beach, Virginia, General Obligation                  6/11 at 101.00         AA+          1,593,045
                 Public Improvement Bonds, Series 2001,
                 5.000%, 6/01/19

        1,420   City of Virginia Beach, Virginia, General Obligation                  3/12 at 100.00         AA+          1,486,882
                 Public Improvement Bonds, Series 2002 Refunding,
                 5.000%, 3/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.1%

          650   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R            651,099
                 Special Assessment Bonds, Series 2003A,
                 6.750%, 3/01/22

        1,000   Bristol, Virginia, General Obligation Utility System                 11/12 at 102.00         AAA          1,056,810
                 Revenue Bonds, Series 2002, 5.000%, 11/01/24 -
                 FSA Insured

        1,000   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            979,660
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

        1,800   Loudoun County, Virginia, Industrial Development Authority,           3/13 at 100.00          AA          1,907,280
                 Public Facility Lease Revenue Refunding Bonds,
                 Series 2003, 5.000%, 3/01/19

          700   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA            811,608
                 Highway Revenue Bonds, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

                Puerto Rico Public Buildings Authority, Guaranteed
                Government Facilities Revenue Refunding Bonds,
                Series 2002D:
        1,500    5.250%, 7/01/27                                                      7/12 at 100.00          A-          1,545,195
          500    5.250%, 7/01/36                                                      7/12 at 100.00          A-            513,435

        1,800   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+          1,886,094
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29


                                       45


                            Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                                    Portfolio of INVESTMENTS November 30, 2003 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Spotsylvania County Industrial Development Authority,                 8/13 at 100.00         AAA        $ 1,045,250
                 Virginia, Industrial Development Lease Revenue Bonds,
                 School Facilities Project, Series 2003B, 5.125%, 8/01/23 -
                 AMBAC Insured

        1,790   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          1,857,358
                 Revenue Bonds, 21st Century College and Equipment
                 Program, Series 2002A, 5.000%, 2/01/22

        1,710   Virginia Commonwealth Transportation Board,                           5/11 at 100.00         AA+          1,743,567
                 Transportation Revenue Bonds, Northern Virginia
                 Transportation District Program, Series 2001A,
                 5.000%, 5/15/26

                Virginia Commonwealth Transportation Board, Transportation
                Revenue Bonds, U.S. Route 58 Corridor
                Development Program, Series 2001B:
        1,705    5.000%, 5/15/22                                                      5/11 at 100.00         AA+          1,764,522
        1,665    5.000%, 5/15/23                                                      5/11 at 100.00         AA+          1,713,535

        1,710   Virginia Public Building Authority, Public Facilities Revenue         8/08 at 100.00         AAA          1,806,803
                 Bonds, Series 1999A, 5.000%, 8/01/19 - MBIA Insured

        2,540   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,694,762
                 1997 Resolution, Series 2001B, 5.000%, 8/01/19

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2001D:
        1,265    5.000%, 5/01/26                                                      5/10 at 101.00          AA          1,284,936
        3,930    5.000%, 5/01/31                                                      5/10 at 101.00          AA          3,977,239


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.5%

        2,500   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          2,806,175
                 General Resolution District Junior Lien Revenue
                 Refunding Bonds, Series 2001B, 5.000%, 7/01/09 -
                 FGIC Insured

        1,000   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA          1,017,720
                 System Revenue Bonds, Series 2002A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured

                Pocahontas Parkway Association, Virginia, Route 895 Connector
                Toll Road Senior Lien Revenue Bonds, Series 1998A:
           25    5.000%, 8/15/05                                                        No Opt. Call        Baa3             24,708
          300    5.250%, 8/15/07                                                        No Opt. Call        Baa3            290,451
          325    5.500%, 8/15/28                                                      8/08 at 102.00        Baa3            250,877

        1,980   Richmond Metropolitan Authority, Virginia, Expressway                   No Opt. Call         AAA          2,196,394
                 Revenue and Refunding Bonds, Series 1998,
                 5.250%, 7/15/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.8%

        6,250   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          6,816,375
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.7%

        2,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        BBB-          2,037,460
                 Virginia, Exempt Facility Revenue  Refunding Bonds,
                 UAE LP Project, Series 2002, 6.500%, 10/15/17

        3,125   Puerto Rico Electric Power Authority, Power Revenue                   7/10 at 101.00         AAA          3,281,344
                 Bonds, Series 2000HH, 5.250%, 7/01/29 - FSA Insured

                City of Richmond, Virginia, Public Utility Revenue Refunding
                Bonds, Series 2002:
        1,000    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA          1,020,970
        1,000    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,015,630

        1,110   Industrial Development Authority of Russell County,                  11/08 at 101.00         AAA          1,161,981
                 Virginia, Pollution Control Revenue Bonds, Appalachian
                 Power Company Project, Series 1998H,
                 5.000%, 11/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 23.1%

        3,800   Fairfax County Water Authority, Virginia, Water Revenue                 No Opt. Call         AAA          4,129,878
                 Refunding Bonds, Series 1997, 5.000%, 4/01/21

        1,500   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA          1,537,020
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and Sewer
                Revenue Refunding Bonds, Series 2001:
        1,000    5.500%, 11/15/17 - FSA Insured                                         No Opt. Call         AAA          1,152,900
        3,000    5.500%, 11/15/19 - FSA Insured                                         No Opt. Call         AAA          3,444,600


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                City of Norfolk, Virginia, Water Revenue and Refunding
                Bonds, Series 2001:
$       1,130    5.000%, 11/01/18 - FGIC Insured                                     11/11 at 100.00         AAA        $ 1,202,591
        1,190    5.000%, 11/01/19 - FGIC Insured                                     11/11 at 100.00         AAA          1,257,354
        1,450    5.000%, 11/01/23 - FGIC Insured                                     11/11 at 100.00         AAA          1,490,528
        1,525    5.000%, 11/01/24 - FGIC Insured                                     11/11 at 100.00         AAA          1,558,474

        2,000   Upper Occoquan Sewage Authority, Virginia, Regional                     No Opt. Call         AAA          2,203,860
                 Sewerage System Revenue Bonds, Series 1995A,
                 5.150%, 7/01/20 - MBIA Insured

        2,250   Virginia Resources Authority, Water and Sewer System                  5/11 at 101.00          AA          2,292,592
                 Revenue Bonds, Caroline County Public Improvements
                 Project, Series 2001, 5.000%, 5/01/32
------------------------------------------------------------------------------------------------------------------------------------
$     121,900   Total Long-Term Investments (cost $122,196,636) - 146.3%                                                 128,139,116
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      1,468,184
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $87,607,300
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                      * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                     **  Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                   (WI)  Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.


                                       47

                            Statement of
                                    ASSETS AND LIABILITIES November 30, 2003 (Unaudited)

                                                                        MARYLAND         MARYLAND          MARYLAND        MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)           (NWI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $220,507,927, $89,064,939,
   $90,310,383 and $113,136,778, respectively)                      $228,582,054      $92,164,515       $93,963,216    $114,592,472
Cash                                                                         --           315,214            52,462              --
Receivables:
   Interest                                                            4,409,271        1,658,094         1,517,126       1,645,041
   Investments sold                                                    4,000,000          190,053                --              --
Other assets                                                              24,749            7,146             3,157             963
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   237,016,074       94,335,022        95,535,961     116,238,476
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                         1,125,425               --                --          14,808
Payable for investments purchased                                      1,134,336               --                --              --
Accrued expenses:
   Management fees                                                       123,285           26,900            27,215          31,188
   Other                                                                  68,463           29,162            37,816          31,059
Preferred share dividends payable                                          9,267            4,213                --           5,605
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                2,460,776           60,275            65,031          82,660
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                79,100,000       32,000,000        32,000,000      39,000,000
====================================================================================================================================
Net assets applicable to Common shares                              $155,455,298      $62,274,747       $63,470,930    $ 77,155,816
====================================================================================================================================
Common shares outstanding                                             10,572,917        4,160,476         4,168,600       5,357,697
====================================================================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common shares, divided by Common
   shares outstanding)                                              $      14.70      $     14.97       $     15.23    $      14.40
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    105,729      $    41,605       $    41,686    $     53,577
Paid-in surplus                                                      146,744,423       59,005,430        59,109,236      75,626,322
Undistributed net investment income                                    2,006,122          613,997           581,517         157,684
Accumulated net realized gain (loss) from investments                 (1,475,103)        (485,861)           85,658        (137,461)
Net unrealized appreciation of investments                             8,074,127        3,099,576         3,652,833       1,455,694
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $155,455,298      $62,274,747       $63,470,930    $ 77,155,816
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       48

                                                                                         VIRGINIA          VIRGINIA        VIRGINIA
                                                                                          PREMIUM          DIVIDEND        DIVIDEND
                                                                                           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                                            (NPV)             (NGB)           (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $185,968,498, $67,046,419
   and $122,196,636, respectively)                                                   $197,610,896       $69,782,061    $128,139,116
Cash                                                                                      615,110           400,650         844,628
Receivables:
   Interest                                                                             3,114,354         1,060,351       1,684,764
   Investments sold                                                                        60,000                --              --
Other assets                                                                               15,912             5,012           4,700
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    201,416,272        71,248,074     130,673,208
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                 --                --              --
Payable for investments purchased                                                         998,618           499,309         998,618
Accrued expenses:
   Management fees                                                                        105,336            20,166          36,912
   Other                                                                                   57,766            28,389          30,378
Preferred share dividends payable                                                           4,942             3,354               --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                 1,166,662           551,218       1,065,908
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                 63,800,000        24,000,000      42,000,000
====================================================================================================================================
Net assets applicable to Common shares                                               $136,449,610       $46,696,856    $ 87,607,300
====================================================================================================================================
Common shares outstanding                                                               8,820,007         3,119,428       5,691,053
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                           $      15.47       $     14.97    $      15.39
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $     88,200       $    31,194    $     56,911
Paid-in surplus                                                                       124,078,243        44,213,306      80,748,625
Undistributed net investment income                                                     1,605,688           411,248         597,589
Accumulated net realized gain (loss) from investments                                    (964,919)         (694,534)        261,695
Net unrealized appreciation of investments                                             11,642,398         2,735,642       5,942,480
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $136,449,610       $46,696,856    $ 87,607,300
====================================================================================================================================
Authorized shares:
  Common                                                                                Unlimited         Unlimited       Unlimited
  Preferred                                                                             Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       49


                            Statement of
                                OPERATIONS Six Months Ended November 30, 2003 (Unaudited)
                                                                        MARYLAND         MARYLAND          MARYLAND        MARYLAND
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NMY)            (NFM)             (NZR)           (NWI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 6,124,659      $ 2,373,289       $ 2,253,480     $ 2,616,639
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          749,726          304,239           307,140         372,835
Preferred shares - auction fees                                           99,146           40,110            40,110          48,883
Preferred shares - dividend disbursing agent fees                         10,027            5,014             5,014           5,014
Shareholders' servicing agent fees and expenses                           17,158            1,159               955             499
Custodian's fees and expenses                                             30,095           13,905            11,807          12,383
Trustees' fees and expenses                                                2,746            1,110               252           1,411
Professional fees                                                          7,761            5,215             5,333           7,411
Shareholders' reports - printing and mailing expenses                     15,111            4,385             6,145           6,066
Stock exchange listing fees                                                7,824               58                59             448
Investor relations expense                                                16,192            6,227             6,184           7,678
Other expenses                                                            12,547            5,099             9,015           2,681
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                 968,333          386,521           392,014         465,309
   Custodian fee credit                                                  (10,145)          (2,341)           (6,266)         (5,205)
   Expense reimbursement                                                      --         (140,418)         (141,757)       (183,550)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             958,188          243,762           243,991         276,554
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  5,166,471        2,129,527         2,009,489       2,340,085
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                              1,012,188           74,045           113,177         262,626
Change in net unrealized appreciation (depreciation)
   of investments                                                     (5,279,756)      (2,270,145)       (2,223,804)     (2,925,903)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                      (4,267,568)      (2,196,100)       (2,110,627)     (2,663,277)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (284,604)        (104,600)         (129,732)       (160,506)
From accumulated net realized gains from investments                          --               --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (284,604)        (104,600)         (129,732)       (160,506)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                            $   614,299      $  (171,173)      $  (230,870)    $  (483,698)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                                         VIRGINIA          VIRGINIA        VIRGINIA
                                                                                          PREMIUM          DIVIDEND        DIVIDEND
                                                                                           INCOME         ADVANTAGE     ADVANTAGE 2
                                                                                            (NPV)             (NGB)           (NNB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $ 5,147,033       $ 1,765,998     $ 3,137,787
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                           640,534           227,534         417,198
Preferred shares - auction fees                                                            79,969            30,082          52,644
Preferred shares - dividend disbursing agent fees                                          10,027             5,014           5,014
Shareholders' servicing agent fees and expenses                                            16,696               797           1,010
Custodian's fees and expenses                                                              26,830            10,602          15,402
Trustees' fees and expenses                                                                 2,785               894           1,629
Professional fees                                                                           6,994             4,800           5,768
Shareholders' reports - printing and mailing expenses                                      12,568             3,590           6,437
Stock exchange listing fees                                                                 5,621                74             138
Investor relations expense                                                                 13,496             4,545           8,073
Other expenses                                                                              6,595             5,022           5,989
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                                  822,115           292,954         519,302
   Custodian fee credit                                                                    (8,031)           (3,015)         (5,202)
   Expense reimbursement                                                                       --          (105,016)       (192,653)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                              814,084           184,923         321,447
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   4,332,949         1,581,075       2,816,340
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               1,004,022            45,587         (31,212)
Change in net unrealized appreciation (depreciation)
   of investments                                                                      (5,210,738)       (1,531,720)     (3,667,063)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                       (4,206,716)       (1,486,133)     (3,698,275)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                               (215,169)          (82,972)       (167,522)
From accumulated net realized gains from investments                                           --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                          (215,169)          (82,972)       (167,522)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                             $   (88,936)      $    11,970     $(1,049,457)
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       51


                            Statement of
                                  CHANGES IN NET ASSETS (Unaudited)
                                        MARYLAND PREMIUM                  MARYLAND DIVIDEND                 MARYLAND DIVIDEND
                                          INCOME (NMY)                     ADVANTAGE (NFM)                  ADVANTAGE 2 (NZR)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                      11/30/03          5/31/03          11/30/03          5/31/03          11/30/03        5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,166,471     $ 10,723,401       $ 2,129,527      $ 4,306,567       $ 2,009,489    $ 4,032,768
Net realized gain (loss) from
   investments                       1,012,188        2,417,190            74,045         (444,217)          113,177        176,840
Change in net unrealized
   appreciation (depreciation)
   of investments                   (5,279,756)       8,129,891        (2,270,145)       5,349,299        (2,223,804)     6,557,094
Distributions to Preferred
Shareholders:
   From net investment income         (284,604)        (733,384)         (104,600)        (321,178)         (129,732)      (356,207)
   From accumulated net realized
    gains from investments                  --               --                --               --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                     614,299       20,537,098          (171,173)       8,890,471         (230,870)     10,410,495
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (4,818,316)      (9,412,274)       (1,921,779)      (3,554,454)      (1,800,756)     (3,375,174)
From accumulated net realized gains
   from investments                         --               --                --               --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (4,818,316)      (9,412,274)       (1,921,779)      (3,554,454)      (1,800,756)     (3,375,174)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --             1,664               --            3,771              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions     244,241          494,984            28,077           45,521           10,812          34,422
Preferred shares offering costs            --               --                --            31,543           (1,871)         50,355
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                  244,241          494,984            29,741           77,064           12,712          84,777
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (3,959,776)      11,619,808        (2,063,211)       5,413,081       (2,018,914)      7,120,098
Net assets applicable to Common
   shares at the beginning
   of period                       159,415,074      147,795,266        64,337,958       58,924,877       65,489,844      58,369,746
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $155,455,298     $159,415,074       $62,274,747      $64,337,958      $63,470,930     $65,489,844
====================================================================================================================================
Undistributed net investment
   income at the end of period    $  2,006,122     $  1,942,571       $   613,997      $   510,849      $   581,517     $   502,516
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       MARYLAND DIVIDEND                   VIRGINIA PREMIUM                  VIRGINIA DIVIDEND
                                       ADVANTAGE 3 (NWI)                     INCOME (NPV)                     ADVANTAGE (NGB)
                              ---------------------------------  ---------------------------------   -------------------------------
                                                        FOR THE
                                                 PERIOD 9/25/02
                                                  (COMMENCEMENT
                              SIX MONTHS ENDED   OF OPERATIONS)  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED    YEAR ENDED
                                      11/30/03  THROUGH 5/31/03          11/30/03           5/31/03          11/30/03       5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 2,340,085      $ 2,781,714       $ 4,332,949       $ 8,810,923       $ 1,581,075   $ 3,176,943
Net realized gain (loss) from
   investments                         262,626         (400,087)        1,004,022         1,078,214            45,587      (429,332)
Change in net unrealized
   appreciation (depreciation)
   of investments                   (2,925,903)       4,381,597        (5,210,738)        9,438,098        (1,531,720)    3,871,254
Distributions to Preferred
   Shareholders:
   From net investment income         (160,506)        (245,067)         (215,169)         (582,520)          (82,972)     (223,605)
   From accumulated net realized gains
     from investments                       --               --                --                --                --            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                    (483,698)       6,518,157           (88,936)       18,744,715            11,970     6,395,260
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (2,105,235)      (2,453,307)       (4,018,149)       (7,864,088)       (1,440,911)   (2,683,388)
From accumulated net realized
   gains from investments                   --               --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (2,105,235)      (2,453,307)       (4,018,149)       (7,864,088)       (1,440,911)   (2,683,388)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --       76,335,300                --                --             1,664            --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions      49,164          105,659           333,513           687,975            22,623        52,795
Preferred shares offering costs         (4,499)        (906,000)               --                --                --        28,686
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                   44,665       75,534,959           333,513           687,975            24,287        81,481
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (2,544,268)      79,599,809        (3,773,572)       11,568,602        (1,404,654)    3,793,353
Net assets applicable to Common
   shares at the beginning
   of period                        79,700,084          100,275       140,223,182       128,654,580        48,101,510    44,308,157
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period      77,155,816       79,700,084       136,449,610       140,223,182        46,696,856    48,101,510
====================================================================================================================================
Undistributed net investment
   income at the end of period      $  157,684       $   83,340       $ 1,605,688       $ 1,506,057       $   411,248   $   354,056
====================================================================================================================================


                                       53


                                 See accompanying notes to financial statements.


                            Statement of
                                CHANGES IN NET ASSETS (Unaudited) (continued)

                                                                                                            VIRGINIA DIVIDEND
                                                                                                            ADVANTAGE 2 (NNB)
                                                                                                    --------------------------------
                                                                                                    SIX MONTHS ENDED     YEAR ENDED
                                                                                                            11/30/03        5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                    $ 2,816,340    $ 5,532,519
Net realized gain (loss) from
   investments                                                                                               (31,212)       562,801
Change in net unrealized appreciation
   (depreciation) of investments                                                                          (3,667,063)     8,983,926
Distributions to Preferred Shareholders:
   From net investment income                                                                               (167,522)      (456,477)
   From accumulated net realized gains
     from investments                                                                                             --        (21,076)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from operations                                                                       (1,049,457)    14,601,693
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                                (2,517,095)    (4,757,183)
From accumulated net realized gains
   from investments                                                                                               --       (145,463)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                 (2,517,095)    (4,902,646)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                                                            2,456             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                                                           106,063         33,189
Preferred shares offering costs                                                                                  --           8,152
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                                        108,519         41,341
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                            (3,458,033)     9,740,388
Net assets applicable to Common
   shares at the beginning of period                                                                      91,065,333     81,324,945
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                           $87,607,300    $91,065,333
====================================================================================================================================
Undistributed net investment
   income at the end of period                                                                           $   597,589    $   465,866
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       54


                Notes to
                       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund
(NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Maryland Dividend Advantage 3 (NWI), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and the recording of the organizational expenses ($11,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2003, Virginia Premium Income (NPV), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB), had outstanding when-issued purchase commitments of $998,618, $499,309 and $998,618, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Number of shares:
   Series M                             --       1,280           --           --
   Series T                             --          --           --        1,560
   Series W                          1,404          --           --           --
   Series TH                         1,760          --           --           --
   Series F                             --          --        1,280           --
--------------------------------------------------------------------------------
Total                                3,164       1,280        1,280        1,560
================================================================================


                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --           --        1,680
   Series T                                        832           --           --
   Series W                                         --          960           --
   Series TH                                     1,720           --           --
   Series F                                         --           --           --
--------------------------------------------------------------------------------
Total                                            2,552          960        1,680
================================================================================


Effective November 15, 2002, Maryland Dividend Advantage 3 (NWI) issued 1,560 Series T, $25,000 stated value Preferred shares.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended November 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Maryland Dividend Advantage 3 (NWI). Maryland Dividend Advantage 3's (NWI) share of Common share offering costs ($160,200) was recorded as a reduction of the proceeds from the sale of common shares.

Costs incurred by Maryland Dividend Advantage 3 (NWI) in connection with its offering of Preferred shares ($910,499) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                 MARYLAND PREMIUM          MARYLAND DIVIDEND         MARYLAND DIVIDEND
                                   INCOME (NMY)             ADVANTAGE (NFM)           ADVANTAGE 2 (NZR)
                             -----------------------    -----------------------   -----------------------
                             SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                  ENDED   YEAR ENDED         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                               11/30/03      5/31/03      11/30/03      5/31/03     11/30/03      5/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --            --           --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions               15,332       30,973         1,805        3,029          716        2,564
---------------------------------------------------------------------------------------------------------
                                 15,332       30,973         1,805        3,029          716        2,564
=========================================================================================================
Preferred shares sold                --           --            --           --           --           --
=========================================================================================================
                                MARYLAND DIVIDEND               VIRGINIA PREMIUM         VIRGINIA DIVIDEND
                                ADVANTAGE 3 (NWI)                 INCOME (NPV)             ADVANTAGE (NGB)
                       ---------------------------------    -----------------------   -----------------------
                                                 FOR THE
                                          PERIOD 9/25/02
                                           (COMMENCEMENT    SIX MONTHS                SIX MONTHS
                       SIX MONTHS ENDED   OF OPERATIONS)         ENDED   YEAR ENDED        ENDED   YEAR ENDED
                               11/30/03  THROUGH 5/31/03      11/30/03      5/31/03     11/30/03      5/31/03
-------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --        5,340,000            --           --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                3,414            7,283        19,648       40,954        1,366        3,523
-------------------------------------------------------------------------------------------------------------
                                  3,414        5,347,283        19,648       40,954        1,366        3,523
=============================================================================================================
Preferred shares sold                --            1,560            --           --           --           --
=============================================================================================================

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



                                                          VIRGINIA DIVIDEND
                                                          ADVANTAGE 2 (NNB)
                                                   -----------------------------
                                                   SIX MONTHS ENDED   YEAR ENDED
                                                           11/30/03      5/31/03
--------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            6,641        2,299
--------------------------------------------------------------------------------
                                                              6,641        2,299
================================================================================
Preferred shares sold                                            --           --
================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended November 30, 2003, were as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Purchases                      $27,299,766  $4,946,910   $4,242,866   $9,588,854
Sales and maturities            24,503,975   4,804,700    4,532,525    9,416,418
================================================================================

                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Purchases                                  $23,052,424   $3,481,870   $9,298,628
Sales and maturities                        22,692,458    3,098,750    9,292,290
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2003, the cost of investments were as follows:

                                MARYLAND     MARYLAND     MARYLAND      MARYLAND
                                 PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                  INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 3
                                   (NMY)        (NFM)        (NZR)         (NWI)
--------------------------------------------------------------------------------
Cost of investments         $220,314,335  $89,053,859  $90,294,531  $113,131,022
================================================================================


                                              VIRGINIA    VIRGINIA      VIRGINIA
                                               PREMIUM    DIVIDEND      DIVIDEND
                                                INCOME   ADVANTAGE   ADVANTAGE 2
                                                 (NPV)       (NGB)         (NNB)
--------------------------------------------------------------------------------
Cost of investments                      $185,770,698  $67,038,514  $122,176,326
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2003, were as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $11,165,703  $3,394,740   $3,824,183   $1,839,772
   Depreciation                                          (2,897,984)   (284,084)    (155,498)    (378,322)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              $ 8,267,719  $3,110,656   $3,668,685   $1,461,450
=========================================================================================================

                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $12,497,246   $3,057,227   $5,992,942
   Depreciation                                                        (657,048)    (313,680)     (30,152)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          $11,840,198   $2,743,547   $5,962,790
=========================================================================================================


The tax components of undistributed net investment income and net realized gains at May 31, 2003, the Funds' last fiscal year end, were as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                      $2,459,589    $812,057     $791,515     $435,499
Undistributed net ordinary income *                           3,514          --           --           --
Undistributed net long-term capital gains                        --          --           --           --
=========================================================================================================

                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                                  $1,964,684     $584,303     $866,410
Undistributed net ordinary income *                                      16,467           --       83,460
Undistributed net long-term capital gains                                    --           --      209,448
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the fiscal year ended May 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                                                          (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,056,404  $3,859,655   $3,704,764   $2,343,187
Distributions from net ordinary income *                     38,307          --           --           --
Distributions from net long-term capital gains                   --          --           --           --
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
2003                                                                      (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $8,413,226   $2,895,125   $5,200,254
Distributions from net ordinary income *                                     --           --      167,216
Distributions from net long-term capital gains                               --           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                 MARYLAND     MARYLAND     MARYLAND    MARYLAND     VIRGINIA     VIRGINIA
                                  PREMIUM     DIVIDEND     DIVIDEND    DIVIDEND      PREMIUM     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2 ADVANTAGE 3       INCOME    ADVANTAGE
                                    (NMY)        (NFM)        (NZR)       (NWI)        (NPV)        (NGB)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2004                        $1,263,034      $    --      $    --   $      --   $1,579,895    $      --
   2005                           454,351           --           --          --      140,749           --
   2006                                --           --           --          --           --           --
   2007                                --           --           --          --           --           --
   2008                           332,070           --           --          --      250,767           --
   2009                           317,048        9,874           --          --           --      186,152
   2010                                --       37,159           --          --           --      104,197
   2011                                --           --       27,519     240,898           --       32,604
---------------------------------------------------------------------------------------------------------
Total                          $2,366,503      $47,033      $27,519    $240,898   $1,971,411     $322,953
=========================================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses are treated as having arisen on the first day of the current fiscal year:

                                              MARYLAND     MARYLAND     VIRGINIA
                                              DIVIDEND     DIVIDEND     DIVIDEND
                                             ADVANTAGE  ADVANTAGE 3    ADVANTAGE
                                                 (NFM)        (NWI)        (NGB)
--------------------------------------------------------------------------------
                                              $512,871     $159,189     $417,167
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Maryland Premium Income's (NMY) and Virginia Premium Income's (NPV) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


Under Maryland Dividend Advantage's (NFM), Maryland Dividend Advantage 2's
(NZR), Maryland Dividend Advantage 3's (NWI), Virginia Dividend Advantage's
(NGB) and Virginia Dividend Advantage 2's (NNB) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------

For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Maryland Dividend Advantage's (NFM) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JANUARY 31,                                   JANUARY 31,
--------------------------------------------------------------------------------
2001*                       .30%                   2007                     .25%
2002                        .30                    2008                     .20
2003                        .30                    2009                     .15
2004                        .30                    2010                     .10
2005                        .30                    2011                     .05
2006                        .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of its fees and expenses beyond January 31, 2011.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                   2007                     .25%
2002                        .30                    2008                     .20
2003                        .30                    2009                     .15
2004                        .30                    2010                     .10
2005                        .30                    2011                     .05
2006                        .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3's (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                       .32%                   2007                     .32%
2003                        .32                    2008                     .24
2004                        .32                    2009                     .16
2005                        .32                    2010                     .08
2006                        .32
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
NOVEMBER 30,                                  NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                   2007                     .25%
2002                        .30                    2008                     .20
2003                        .30                    2009                     .15
2004                        .30                    2010                     .10
2005                        .30                    2011                     .05
2006                        .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2003, to shareholders of record on December 15, 2003, as follows:

                                  MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                   PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                    INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                     (NMY)       (NFM)        (NZR)        (NWI)
--------------------------------------------------------------------------------
Dividend per share                  $.0760      $.0785       $.0730       $.0655
================================================================================


                                              VIRGINIA     VIRGINIA     VIRGINIA
                                               PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE  ADVANTAGE 2
                                                 (NPV)        (NGB)        (NNB)
--------------------------------------------------------------------------------
Dividend per share                              $.0760       $.0785       $.0745
================================================================================


At the same time, the following Funds declared capital gains and ordinary income distributions as follows:

                                                           MARYLAND     VIRGINIA
                                                           DIVIDEND     DIVIDEND
                                                        ADVANTAGE 2  ADVANTAGE 2
                                                              (NZR)        (NNB)
--------------------------------------------------------------------------------
Capital gains distributions per share                        $.0187       $.0337
Ordinary income distributions per share*                         --        .0135
================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.


                Financial
                       HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                               Less Distributions
                                -----------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                  Net
                    Beginning                        Net      Investment         Capital           Investment    Capital
                       Common                  Realized/       Income to        Gains to            Income to   Gains to
                        Share          Net    Unrealized       Preferred       Preferred               Common     Common
                    Net Asset   Investment    Investment          Share-          Share-               Share-     Share-
                        Value       Income    Gain (Loss)        holders+        holders+   Total     holders    holders      Total
====================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                $15.10        $ .49        $ (.40)          $(.03)            $--    $ .06       $(.46)      $--       $(.46)
2003                    14.04         1.02          1.00            (.07)             --     1.95        (.89)       --        (.89)
2002                    13.83         1.03           .14            (.13)             --     1.04        (.83)       --        (.83)
2001                    12.83         1.03          1.01            (.25)             --     1.79        (.79)       --        (.79)
2000                    14.41         1.02         (1.58)           (.24)             --     (.80)       (.78)       --        (.78)
1999                    14.54         1.00          (.14)           (.22)             --      .64        (.77)       --        (.77)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                 15.47          .51          (.52)           (.03)             --     (.04)       (.46)       --        (.46)
2003                    14.18         1.04          1.18            (.08)             --     2.14        (.86)       --        (.86)
2002                    13.90         1.04           .22            (.14)             --     1.12        (.84)       --        (.84)
2001(a)                 14.33          .22          (.25)           (.05)             --     (.08)       (.21)       --        (.21)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                 15.71         .48           (.50)           (.03)             --     (.05)       (.43)       --        (.43)
2003                    14.01         .97           1.62            (.09)             --     2.50        (.81)       --        (.81)
2002(b)                 14.33         .57           (.22)           (.06)             --      .29        (.46)       --        (.46)

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                 14.89         .44           (.51)           (.03)             --     (.10)       (.39)       --        (.39)
2003(c)                 14.33         .52            .75            (.05)             --     1.22        (.46)       --        (.46)
====================================================================================================================================

                                                                Total Returns
                                                             -------------------
                                                                         Based
                          Offering                                          on
                         Costs and       Ending                         Common
                         Preferred       Common               Based      Share
                             Share        Share    Ending        on        Net
                      Underwriting    Net Asset    Market    Market      Asset
                         Discounts        Value     Value     Value**    Value**
================================================================================
MARYLAND PREMIUM
INCOME (NMY)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                        $--       $14.70  $15.3600     (7.80)%      .45%
2003                            --        15.10   17.1500     15.22      14.33
2002                            --        14.04   15.7300      4.77       7.71
2001                            --        13.83   15.8500     26.24      14.18
2000                            --        12.83   13.2500     (7.22)     (5.57)
1999                            --        14.41   15.1250      5.47       4.44

MARYLAND DIVIDEND
ADVANTAGE (NFM)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                         --        14.97   16.2400      4.02       (.16)
2003                           .01        15.47   16.0800      9.98      15.55
2002                            --        14.18   15.4400      1.98       8.21
2001(a)                       (.14)       13.90   15.9900      8.02      (1.53)

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                         --        15.23   14.8900     (1.74)      (.22)
2003                           .01        15.71   15.6000     12.71      18.39
2002(b)                       (.15)       14.01   14.6100       .52       1.01

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
--------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                         --        14.40   13.5100     (6.72)      (.56)
2003(c)                       (.20)       14.89   14.9000      2.53       7.31
================================================================================

                                                            Ratios/Supplemental Data
                       -----------------------------------------------------------------------------------------------
                                            Before Credit/Reimbursement    After Credit/Reimbursement***
                                           -----------------------------   -----------------------------
                                                          Ratio of Net                    Ratio of Net
                                             Ratio of       Investment        Ratio of      Investment
                             Ending          Expenses        Income to        Expenses       Income to
                                Net        to Average          Average      to Average         Average
                             Assets        Net Assets       Net Assets      Net Assets      Net Assets
                         Applicable        Applicable       Applicable      Applicable      Applicable      Portfolio
                          to Common         to Common        to Common       to Common       to Common       Turnover
                        Shares (000)           Shares++         Shares++        Shares++        Shares++         Rate
======================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                    $155,455              1.26%*           6.69%*          1.24%*          6.71%*           11%
2003                        159,415              1.26             7.00            1.25            7.01             16
2002                        147,795              1.32             7.33            1.31            7.34             13
2001                        145,201              1.31             7.58            1.31            7.58              8
2000                        134,299              1.29             7.69            1.28            7.70             13
1999                        150,420              1.29             6.78            1.28            6.79             16

MARYLAND DIVIDEND
ADVANTAGE (NFM)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                      62,275              1.25*            6.43*            .79*           6.90*             5
2003                         64,338              1.26             6.54             .79            7.01             12
2002                         58,925              1.35             6.81             .82            7.34             36
2001(a)                      57,740              1.17*            4.33*            .75*           4.75*            10

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                      63,471              1.25*            5.94*            .78*           6.41*             5
2003                         65,490              1.26             6.07             .80            6.53             12
2002(b)                      58,370              1.22*            5.55*            .79*           5.99*            21

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(d)                      77,156              1.23*            5.67*            .73*           6.17*             8
2003(c)                      79,700              1.18*            5.01*            .70*           5.50*            13
======================================================================================================================

                         Preferred Shares at End of Period
                      --------------------------------------
                        Aggregate    Liquidation
                           Amount     and Market       Asset
                      Outstanding          Value    Coverage
                             (000)     Per Share   Per Share
============================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------
Year Ended 5/31:
2004(d)                   $79,100        $25,000     $74,133
2003                       79,100         25,000      75,384
2002                       79,100         25,000      71,712
2001                       79,100         25,000      70,891
2000                       79,100         25,000      67,446
1999                       79,100         25,000      72,541

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------
Year Ended 5/31:
2004(d)                    32,000         25,000      73,652
2003                       32,000         25,000      75,264
2002                       32,000         25,000      71,035
2001(a)                    32,000         25,000      70,109

MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------
Year Ended 5/31:
2004(d)                    32,000         25,000      74,587
2003                       32,000         25,000      76,164
2002(b)                    32,000         25,000      70,601

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------
Year Ended 5/31:
2004(d)                    39,000         25,000      74,459
2003(c)                    39,000         25,000      76,090
============================================================

  *  Annualized.
 ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
  +  The amounts shown are based on Common share equivalents.
 ++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 23, 2001 (commencement of operations) through May 31, 2001.
(b) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.
(d)  For the six months ended November 30, 2003.


                                 See accompanying notes to financial statements.

                                     64-65

                Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                Less Distributions
                                -----------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                  Net
                    Beginning                        Net      Investment         Capital           Investment    Capital
                       Common                  Realized/       Income to        Gains to            Income to   Gains to
                        Share          Net    Unrealized       Preferred       Preferred               Common     Common
                    Net Asset   Investment    Investment          Share-          Share-               Share-     Share-
                        Value       Income    Gain (Loss)        holders+        holders+   Total     holders    holders      Total
====================================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                $15.93        $ .49        $ (.47)          $(.02)            $--   $   --       $(.46)     $ --       $(.46)
2003                    14.69         1.00          1.21            (.07)             --     2.14        (.90)       --        (.90)
2002                    14.59         1.04           .03            (.11)             --      .96        (.86)       --        (.86)
2001                    13.36         1.08          1.21            (.25)             --     2.04        (.81)       --        (.81)
2000                    14.89         1.07         (1.52)           (.24)             --     (.69)       (.84)       --        (.84)
1999                    14.96         1.05          (.08)           (.22)             --      .75        (.82)       --        (.82)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                 15.43          .51          (.48)           (.03)             --       --        (.46)       --        (.46)
2003                    14.23         1.02          1.10            (.07)             --     2.05        (.86)       --        (.86)
2002                    13.87         1.02           .32            (.13)             --     1.21        (.85)       --        (.85)
2001(a)                 14.33          .24          (.28)           (.05)             --     (.09)       (.21)       --        (.21)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                 16.02          .50          (.66)           (.03)             --     (.19)       (.44)       --        (.44)
2003                    14.31          .97          1.69            (.08)             --     2.58        (.84)     (.03)       (.87)
2002(b)                 14.33          .41           .09            (.04)             --      .46        (.35)       --        (.35)
====================================================================================================================================

                                                               Total Returns
                                                            -------------------
                                                                        Based
                         Offering                                          on
                        Costs and       Ending                         Common
                        Preferred       Common               Based      Share
                            Share        Share    Ending        on        Net
                     Underwriting    Net Asset    Market    Market      Asset
                        Discounts        Value     Value     Value**    Value**
===============================================================================
VIRGINIA PREMIUM
INCOME (NPV)
-------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                       $--       $15.47  $17.1200      (.46)%      .06%
2003                           --        15.93   17.6700     15.27      14.99
2002                           --        14.69   16.1700      6.64       6.71
2001                           --        14.59   16.0000     18.45      15.53
2000                           --        13.36   14.2500     (6.02)     (4.64)
1999                           --        14.89   16.0625      4.77       5.09

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
-------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                        --        14.97   16.5500     (1.90)       .11
2003                          .01        15.43   17.3500     21.45      14.92
2002                           --        14.23   15.0900      5.10       8.89
2001(a)                      (.16)       13.87   15.1800      2.61      (1.73)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                        --        15.39   16.4900      5.02      (1.08)
2003                           --        16.02   16.1400     14.58      18.51
2002(b)                      (.13)       14.31   14.9000      1.71       2.30
===============================================================================

                                                          Ratios/Supplemental Data
                     -----------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement    After Credit/Reimbursement***
                                         -----------------------------   -----------------------------
                                                        Ratio of Net                    Ratio of Net
                                           Ratio of       Investment        Ratio of      Investment
                           Ending          Expenses        Income to        Expenses       Income to
                              Net        to Average          Average      to Average         Average
                           Assets        Net Assets       Net Assets      Net Assets      Net Assets
                       Applicable        Applicable       Applicable      Applicable      Applicable      Portfolio
                        to Common         to Common        to Common       to Common       to Common       Turnover
                      Shares (000)           Shares++         Shares++        Shares++        Shares++         Rate
====================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                  $136,450              1.22%*           6.41%*          1.21%*          6.42%*           12%
2003                      140,223              1.25             6.61            1.24            6.62             17
2002                      128,655              1.28             7.01            1.27            7.02             14
2001                      127,145              1.23             7.51            1.21            7.53              7
2000                      115,760              1.29             7.72            1.28            7.73             20
1999                      128,368              1.26             6.94            1.26            6.95              8

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                    46,697              1.27*            6.39*            .80*           6.86*             5
2003                       48,102              1.28             6.45             .81            6.92             10
2002                       44,308              1.37             6.68             .84            7.21             21
2001(a)                    43,155              1.27*            4.76*            .80*           5.23*            20

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2004(c)                    87,607              1.20*            6.04*            .74*           6.50*             7
2003                       91,065              1.21             6.01             .75            6.47             15
2002(b)                    81,325              1.14*            5.00*            .70*           5.44*            12
====================================================================================================================

                         Preferred Shares at End of Period
                      --------------------------------------
                        Aggregate    Liquidation
                           Amount     and Market       Asset
                      Outstanding          Value    Coverage
                             (000)     Per Share   Per Share
============================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------
Year Ended 5/31:
2004(c)                   $63,800        $25,000     $78,468
2003                       63,800         25,000      79,946
2002                       63,800         25,000      75,413
2001                       63,800         25,000      74,822
2000                       63,800         25,000      70,361
1999                       63,800         25,000      75,301

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------
Year Ended 5/31:
2004(c)                    24,000         25,000      73,643
2003                       24,000         25,000      75,106
2002                       24,000         25,000      71,154
2001(a)                    24,000         25,000      69,953

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------
Year Ended 5/31:
2004(c)                    42,000         25,000      77,147
2003                       42,000         25,000      79,206
2002(b)                    42,000         25,000      73,408
============================================================

  *  Annualized.
 ** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
  +  The amounts shown are based on Common share equivalents.
 ++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(b) For the period November 15, 2001 (commencement of operations) through May 31, 2002.
(c)  For the six months ended November 30, 2003.


                                 See accompanying notes to financial statements.


                                  66-67 spread

                Build Your Wealth
                       AUTOMATICALLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Shelia W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six month period ended November 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     ESA-A-1103D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to this filing.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 4, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: February 4, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: February 4, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.